As filed with the Securities and Exchange Commission on April 29, 2016

Registration Nos. 33-13754,  811-05127

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

Post-Effective Amendment No. 50

☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☒

Amendment No. 50

☒

ADVANCE CAPITAL I, INC.

(Exact Name of Registrant as Specified in Charter)

One Towne Square, Suite 444, Southfield, Michigan 48076

(Address of Principal Executive Offices)

(248) 350-8543

(Registrant's Telephone Number, including Area Code)

Christopher M. Kostiz, President

Advance Capital I, Inc.,

One Towne Square, Suite 444, Southfield, Michigan 48076

(Name and Address of Agent for Service)

Copy to:

JoAnn Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(614) 469-3200

Approximate Date of Proposed Public Offering:

_____________________________________________________

It is proposed that this filing will become effective (check appropriate box):

☒  Immediately upon filing pursuant to Rule 485(b), or

☐   On __________, pursuant to Rule 485(b), or

☐   60 days after filing pursuant to Rule 485(a)(1), or

☐   On __________, pursuant to Rule 485(a)(1), or

☐   75 days after filing pursuant to Rule 485(a)(2), or

☐   On __________, pursuant to Rule 485(a)(2).

If appropriate, check this box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ADVANCE CAPITAL I

http://institutional.acadviser.com

Prospectus

Retail Shares and Institutional Shares

	Retail Shares	Institutional Shares
	Ticker Symbols	Ticker Symbols

Retirement Income Fund	ADRIX	ADRNX
Balanced Fund	ADBAX	ADBNX
Equity Growth Fund	ADEGX	ADENX
Core Equity Fund	ADCEX	ADCNX

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

April 30, 2016

FUND SUMMARIES

RETIREMENT INCOME FUND

Investment Objective:     Current income at a moderate level of risk.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Retirement Income Fund.  You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Retail	Institutional
	Shares	Shares

Management fees	0.50%	0.50%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses(1)	0.23%	0.18%

Total annual fund operating expenses	0.98%	0.68%
Fee waiver (2)	0.00%	(0.17)%
Total annual fund operating expenses after fee waiver	0.98%	0.51%

(1) Expenses for the Retail Shares of the Fund have been restated to reflect current expenses.

(2) The Fund’s advisor contractually agreed to waive its fees and reimburse expenses of Institutional Class shares of the Fund, at least until April 30, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation) will not exceed 0.51% of the Fund’s average daily net assets attributable to Institutional Class shares.  This fee waiver and expense reimbursement is subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Directors, on 60 days’ written notice to the Fund’s advisor.  There is no fee waiver in place for Retail Shares of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Retirement Income Fund
Retail Shares	$100	$312	$542	$1,201
Institutional Shares	$52	$200	$362	$830

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Retirement Income Fund invests in a broad range of fixed income investments, with at least 65% of its total assets invested in corporate or U.S. Government fixed income securities. Corporate fixed income securities may be investment grade or higher-yielding, below investment grade securities (so-called “junk bonds”).  The advisor utilizes a comprehensive investment process prior to purchasing a security for the fund.  Once a security passes the financial screening process, further due diligence is conducted by the portfolio managers.  If an investment passes both the financial screens and fundamental research, it is a candidate for purchase. Regular reviews are conducted by the advisor of each security in the portfolio to determine financial strength, bond rating, marketability and other relevant financial due diligence items. In general, if an investment in the portfolio fails to meet minimum financial expectations or for strategic reasons, it may be sold.

The advisor may adjust the average maturity of the Fund’s portfolio as well as the quality of bonds held, based on the interest rate outlook and current economic conditions.  When interest rates are expected to rise and bond prices fall, the Fund may hold bonds with a shorter average maturity.  When rates are expected to fall and bond prices rise, the Fund may hold bonds with a longer average maturity.  Any adjustment in the maturity or quality of the holdings may cause an increase in portfolio turnover resulting in an increase in expenses.

Principal Risks of Investing in the Fund

Call and Prepayment Risk – Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower-yielding security, resulting in a decreased return for investors.  Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Credit Risk – There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity.  Credit ratings are an attempt to assess this risk.  All things being equal, the lower a bond’s credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

High Yield Securities Risk – Issuers of high yield fixed-income securities (commonly referred to as “junk bonds”) are not as strong financially as those companies issuing investment grade bonds.  Junk bonds are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.  The value of debt securities may be affected by changing credit ratings.

Interest Rate Risk – Bond prices fluctuate due to changing interest rates.  When interest rates rise, bond prices fall, and bond prices go up when interest rates fall.  Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the fund. As a result, for the present, interest rate risk may be heightened.

Liquidity Risk : Liquidity risk exists when particular investments are difficult to purchase or sell.  This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Fund. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Market Risk – Changing stock market conditions will affect the Fund’s share price. The Retirement Income Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

U.S. Government Agency Risk – Some U.S. Government agency securities, such as those of the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) have only limited support from the agency’s authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.  Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Who Should Invest?

The Retirement Income Fund may be suitable for you if:

•

You want to add a high risk fixed income fund to your current portfolio

•

You have a long-term time horizon (at least five years)

•

You are seeking current income rather than growth

•

You have a high risk tolerance and can accept large price swings

Because of the several types of risks described in this prospectus, you could lose money!

Performance

The following information illustrates how the Retirement Income Fund’s results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market.  It consists primarily of publicly-issued fixed-income investment grade securities issued by U.S. corporations in the industrial, utility and financial services sectors; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance.  You may get updated performance information online at http://institutional.acadviser.com or by calling 800-345-4783.

Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)

The Retirement Income Fund’s highest/lowest quarterly results for Retail Shares during this time period were:

Highest:

+7.94%           3rd quarter 2009

Lowest:

-7.39%

3rd quarter 2008

Average Annual Total Returns (%)

For the Periods Ended December 31, 2015

	1 Year	5 Years	10 Years

Retirement Income Fund - Retail Shares
Before taxes	-0.13%	3.60%	3.17%
After taxes on distributions	-1.25%	2.32%	1.52%
After taxes on distributions and sale of fund shares	-0.07%	2.29%	1.75%

Retirement Income Fund - Institutional Shares
Before taxes	0.21%	3.90%	N/A

Index (reflects no deductions for fees, expenses or taxes)
Barclays Capital U.S. Corporate Index	-0.67%	4.53%	5.29%
Barclays Aggregate Bond Index	0.57%	3.25%	4.52%

The Barclays Aggregate Bond Index indicates the return of the broader bond market. The Index includes such sectors as corporate bonds, U.S. treasury bonds, U.S. agency bonds and government mortgages.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown.  In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).  Total returns shown “after taxes on distributions and sale of fund shares” assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.

Management

Investment Advisor:  Advance Capital Management, Inc.

Portfolio Managers:

•

Christopher M. Kostiz, senior portfolio manager since 1995.

•

Gregory O. MacKenzie, CFA, portfolio manager since 2004.

Purchase and Sale of Fund Shares

Only banks, savings institutions, credit unions and other financial institutions, corporations, foundations, retirement plans, endowments or other accredited institutions and certain high net worth individuals who are approved for investment by the Advisor may purchase Institutional Shares.  The minimum investment for Institutional Shares is $250,000, but exceptions can be made based on an aggregate investment over time. All other investors may purchase Retail Shares. The minimum initial investment for Retail Shares is $10,000 (or $2,000 for an IRA account), and this minimum may be made in any combination of Advance Capital I Funds so long as a $1,000 minimum is maintained in each Fund selected. Subsequent investments in either Retail or Institutional Shares may be made in any amounts. To purchase shares in the Fund, you must complete an Application to Purchase Shares and mail it with a check to: Advance Capital I, Inc., P.O. Box 3144, Southfield, Michigan 48037 (by regular mail) or to: Advance Capital I, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076 (by overnight mail or delivery service). Shares of the Fund held in a non-IRA account are redeemable on any business day, by telephone or in writing. Shares held in an IRA account must be redeemed by submitting an IRA Distribution Form.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a financial advisor), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

BALANCED FUND

Investment Objective:     Capital growth, current income and preservation of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.  You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Retail	Institutional
	Shares	Shares

Management fees	0.70%	0.70%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses(1)	0.25%	0.25%

Total annual fund operating expenses	1.20%	0.95%

(1) Expenses have been restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Balanced Fund
Retail Shares	$122	$381	$660	$1,455
Institutional Shares	$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Balanced Fund invests in a mixed portfolio of common stocks and investment grade bonds, and normally invests approximately 60% of its total assets in common stocks and 40% in fixed income securities.  The Fund may hold a limited amount of cash to be used for redemptions.  Under normal circumstances, equity securities will represent at least 25% of total assets. Fixed income securities may represent as much as 75%, but not less than 25% of total assets.  The Fund invests in stocks of companies that are considered to have good valuation characteristics, regardless of the size of the company. If a bond held in the Fund is downgraded to below investment grade, the Fund may continue to hold it until the advisor deems it advantageous to sell.

The advisor employs a valuation based approach to screening stocks and selectively applies a fundamental research overlay process for stocks that pass through the first level of screening. The portfolio manager evaluates a company’s business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics. Those investments that pass the screens are candidates for investment. The Balanced Fund may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities. When considering whether or not to sell investments, for stocks in the Fund the portfolio manager considers the potential impact of management changes, strategic marketing opportunities and competition on both the large-cap value and small-cap growth stocks in the Fund and whether a security’s price is overvalued compared to future earnings growth. For bonds, the portfolio managers also consider the likely impact of rising or falling interest rates and whether there have been any other fundamental changes in the current or prospective financial structure or operations of the company.

Principal Risks of Investing in the Fund

Call and Prepayment Risk – Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower-yielding security, resulting in a decreased return for investors.  Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Credit Risk – There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity.  Credit ratings are an attempt to assess this risk.  All things being equal, the lower a bond’s credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

Duration Risk : Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

Foreign Market Risk – To the extent the Fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies.  These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Interest Rate Risk – Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the fund. As a result, for the present, interest rate risk may be heightened.

Liquidity Risk : Liquidity risk exists when particular investments are difficult to purchase or sell.  This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Fund. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Market Risk – Changing stock market conditions will affect the Fund’s share price. The Balanced Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

Portfolio Turnover Risk - A higher portfolio turnover may result in higher transactional and brokerage costs.

U.S. Government Agency Risk – Some U.S. Government agency securities, such as those of the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) have only limited support from the agency’s authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.  Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Who Should Invest?

The Balanced Fund may be suitable for you if:

•

You want to add a balanced fund to your existing portfolio,

•

You are looking for a moderate level of growth and a moderate level of income,

•

You have a long-term time horizon (at least 5 years), and

•

You can tolerate the ups and downs of movement in the stock and bond markets

Because of the several types of risks described in this prospectus, you could lose money!

Performance

The following information illustrates how the Balanced Fund’s results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Lipper Balanced Index consists of the 30 largest mutual funds whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance.  You may get updated performance information online at http://institutional.acadviser.com or by calling 800-345-4783.

Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)

The Balanced Fund’s highest/lowest quarterly results for Retail Shares during this time period were:

Highest:

+11.57%

2nd quarter 2009

Lowest:

-14.78%

4th quarter 2008

Average Annual Total Returns (%)

For the Periods Ended December 31, 2015

	1 Year	5 Years	10 Years

Balanced Fund - Retail Shares
Before taxes	-3.86%	6.08%	4.28%
After taxes on distributions	-4.49%	5.11%	3.25%
After taxes on distributions and sale of fund shares	-2.30%	4.67%	3.23%

Balanced Fund - Institutional Shares
Before taxes	-3.63%	6.36%	N/A

Index (reflects no deductions for fees, expenses or taxes)
Lipper Balanced Index	-0.42%	6.98%	5.43%

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown.  In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).  Total returns shown “after taxes on distributions and sale of fund shares” assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.

Management

Investment Advisor:  Advance Capital Management, Inc.

Portfolio Managers:

•

Christopher M. Kostiz, senior portfolio manager since 1995.

•

Gregory O. MacKenzie, CFA, portfolio manager since 2004.

•

Vincent A. Vitale, CFA, portfolio manager since 2014.

Purchase and Sale of Fund Shares

Only banks, savings institutions, credit unions and other financial institutions, corporations, foundations, retirement plans, endowments or other accredited institutions and certain high net worth individuals who are approved for investment by the Advisor may purchase Institutional Shares.  The minimum investment for Institutional Shares is $250,000, but exceptions can be made based on an aggregate investment over time. All other investors may purchase Retail Shares. The minimum initial investment for Retail Shares is $10,000 (or $2,000 for an IRA account), and this minimum may be made in any combination of Advance Capital I Funds so long as a $1,000 minimum is maintained in each Fund selected. Subsequent investments in either Retail or Institutional Shares may be made in any amounts. To purchase shares in the Fund, you must complete an Application to Purchase Shares and mail it with a check to: Advance Capital I, Inc., P.O. Box 3144, Southfield, Michigan 48037 (by regular mail) or to: Advance Capital I, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076 (by overnight mail or delivery service). Shares of the Fund held in a non-IRA account are redeemable on any business day, by telephone or in writing. Shares held in an IRA account must be redeemed by submitting an IRA Distribution Form.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a financial advisor), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

EQUITY GROWTH FUND

Investment Objective:     Long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Growth Fund.  You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Retail	Institutional
	Shares	Shares

Management fees	0.70%	0.70%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses(1)	0.28%	0.28%

Total annual fund operating expenses	1.23%	0.98%

(1) Expenses have been restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Equity Growth Fund
Retail Shares	$125	$390	$676	$1,489
Institutional Shares	$100	$312	$542	$1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Equity Growth Fund invests, under normal circumstances, at least 80% of its assets in equity securities of a diversified group of small and medium-sized companies.   Medium-sized companies are considered to have market capitalization between about $1.5 billion and $15 billion.  Small companies are considered to be those that have market capitalizations of less than the lower end of this range.  The Fund has the flexibility to purchase some larger companies.  The advisor utilizes a multi-factor valuation based approach to selecting stocks and then selectively applies a fundamental overlay process to stocks that pass through the first level of screening.  The investment process utilizes quantitative screens which focus on valuation metrics. Those investments that pass the screens are candidates for investment.  The Fund seeks to lower its risk profile by investing in a diversified portfolio of companies with proven business models at reasonable valuations.  The managers may equally weight the holdings in the portfolio. The Fund may also invest in other types of securities if they offer better returns with less risk than common stocks alone.  These securities include foreign securities, preferred stocks, obligations issued and guaranteed by the U.S. Government, stock index futures, money market instruments, repurchase agreements and convertible debt securities. The portfolio manager may sell a stock for various reasons, including deterioration in valuation, a change in fundamental assessment or weakened financial strength.

Principal Risks of Investing in the Fund

Foreign Market Risk – To the extent the Fund invests in foreign stocks, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies.  These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Growth Stocks – Growth stocks can be volatile for several reasons.  Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market.  Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.  In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Market Risk – Changing stock market conditions will affect the Fund’s share price. The Equity Growth Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors.

Portfolio Turnover Risk - A higher portfolio turnover may result in higher transactional and brokerage costs.

Small and Medium-sized Companies – Small and medium-sized companies involve greater risks and may lack depth of management, may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for which markets are not yet established and may never become established.  Small and medium-sized companies tend to trade less frequently and are more sensitive to market changes than the market in general.  In addition, these companies may become subject to intense competition from larger or more established companies.  Finally, smaller growth stocks can have steep price declines if their earnings disappoint investors.  Since the Fund will be significantly invested in this market sector, investors will be exposed to its volatility.

Value Stocks - Investments in value stocks involve investing in stocks that are undervalued by measures such as price-to-book ratio and price-to-earnings ratio.  Investors typically invest in value stocks for their upside potential and consistent dividend payout. Some risks of investing in value stocks include a declining business model, more nimble and smaller competitors, and falling dividends. In general, value stocks have less price swings than growth stocks and could underperform in rising markets. The advisor's assessment of a stock's value may never be fully recognized or realized by the market.  A stock judged to be undervalued may actually be appropriately priced or its price may fail to meet the advisor’s expectations.

Who Should Invest?

The Equity Growth Fund may be suitable for you if:

•

You want to add a growth fund to your existing portfolio

•

You have a long-term time horizon (at least 5 years)

•

You want to focus on smaller-company stocks

•

You do not need, or are not concerned with, dividend income

•

You have a high tolerance for risk and can handle large price swings

Because of the several types of risk described in this prospectus, you could lose money!

Performance

The following information illustrates how the Equity Growth Fund’s results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance.  You may get updated performance information online at http://institutional.acadviser.com or by calling 800-345-4783.

Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)

The Equity Growth Fund’s highest/lowest quarterly results for Retail Shares during this time were:

Highest:

+19.22%

2nd quarter 2009

Lowest:

-25.95%

4th quarter 2008

Average Annual Total Returns (%)

For the Periods Ended December 31, 2015

	1 Year	5 Years	10 Years

Equity Growth Fund – Retail Shares
Before taxes	-6.26%	7.31%	5.53%
After taxes on distributions	-6.71%	4.55%	3.73%
After taxes on distributions and sale of fund shares	-3.74%	5.46%	4.29%

Equity Growth Fund – Institutional Shares
Before taxes	-6.00%	7.60%	N/A

Index (reflects no deductions for fees, expenses or taxes)
S&P Mid-Cap Value	-6.66%	10.14%	7.37%
Russell Midcap Growth Index	-0.20%	11.53%	8.11%

The S&P Mid-Cap Value Index is a capitalization weighted index which measures the performance of the mid-range value sector of the U.S. stock market. This Index replaces the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Index due to the style change of the Fund in 2014.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown.  In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).  Total returns shown “after taxes on distributions and sale of fund shares” assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.

Management

Investment Advisor:  Advance Capital Management, Inc.

Portfolio Managers:

•

Christopher M. Kostiz, senior portfolio manager since 2002.

•

Gregory O. MacKenzie, CFA, portfolio manager since 2011.

•

Vincent A. Vitale, CFA, portfolio manager since 2014.

Purchase and Sale of Fund Shares

Only banks, savings institutions, credit unions and other financial institutions, corporations, foundations, retirement plans, endowments or other accredited institutions and certain high net worth individuals who are approved for investment by the Advisor may purchase Institutional Shares.  The minimum investment for Institutional Shares is $250,000, but exceptions can be made based on an aggregate investment over time. All other investors may purchase Retail Shares. The minimum initial investment for Retail Shares is $10,000 (or $2,000 for an IRA account), and this minimum may be made in any combination of Advance Capital I Funds so long as a $1,000 minimum is maintained in each Fund selected. Subsequent investments in either Retail or Institutional Shares may be made in any amounts. To purchase shares in the Fund, you must complete an Application to Purchase Shares and mail it with a check to: Advance Capital I, Inc., P.O. Box 3144, Southfield, Michigan 48037 (by regular mail) or to: Advance Capital I, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076 (by overnight mail or delivery service). Shares of the Fund held in a non-IRA account are redeemable on any business day, by telephone or in writing. Shares held in an IRA account must be redeemed by submitting an IRA Distribution Form.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a financial advisor), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CORE EQUITY FUND

Investment Objective:     Long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Fund.  You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Retail	Institutional
	Shares	Shares

Management fees	0.80%	0.80%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses(1)	0.63%	0.63%

Total annual fund operating expenses	1.68%	1.43%

(1) Expenses have been restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Core Equity Fund
Retail Shares	$171	$530	$913	$1,987
Institutional Shares	$146	$452	$782	$1,713

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 209% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Core Equity Fund strives to reach its investment objective under normal market and economic conditions by investing, under normal circumstances, at least 80% of net assets in the equity securities of a diversified group of large company stocks with a market capitalization of more than $4.5 billion at the time of purchase.  These companies may be headquartered in the U.S. or in foreign countries.  Generally, the Fund will invest in 70 to 125 stocks at any given time.

The advisor follows an investment analysis process where it first screens attractive stock candidates using a quantitative multi-factor model analyzing a universe of domestic companies with a market capitalization generally over $4.5 billion. These factors include: price-earnings ratio, price-to-book ratio, debt ratios and other valuation metrics. Stocks that meet these strict quantitative factors are generally included in the portfolio after selective fundamental analysis on any outliers.  This qualitative analysis involves a review of a company’s profitability, cash flow, capital spending and balance sheet trends as well as their products, competitive position, business practices and management.  At this time price targets are established for both an initial purchase and ultimate sale of each security.  These targets are periodically adjusted based on changes within the company and overall market.  The last piece of the selection process is portfolio construction.  The portfolio managers determine the weight of each security in the portfolio and relative sector weight compared to the benchmark. The portfolio managers may choose to equally weight the selected positions.

As a security nears its price target, the advisor generally reduces or sells the position.  The most common reason for a sale is that our process has identified a superior risk/reward opportunity for the portfolio.  If a security has deteriorating fundamentals, or has rapidly reached our price target the entire position is usually sold.  The portfolio managers do not employ strategies that limit losses or cap potential gains but any significant price movement will prompt a review of the security and the rationale for owning it.

Principal Risks of Investing in the Fund

Growth Stocks – Growth stocks can be volatile for several reasons.  Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market.  Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.  In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Market Risk – Changing stock market conditions will affect the Fund’s share price. The Core Equity Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Portfolio Turnover Risk - A higher portfolio turnover may result in higher transactional and brokerage costs.

Value Stocks - Investments in value stocks involve investing in stocks that are undervalued by measures such as price-to-book ratio and price-to-earnings ratio. Many value stocks pay a dividend and are fairly mature companies and in established markets. Investors typically invest in value stocks for their upside potential and consistent dividend payout. Some risks of investing in value stocks include a declining business model, more nimble and smaller competitors, and falling dividends. In general, value stocks have less price swings than growth stocks and could underperform in rising markets. The advisor's assessment of a stock's value may never be fully recognized or realized by the market.  A stock judged to be undervalued may actually be appropriately priced or its price may fail to meet the advisor’s expectations.

Who Should Invest?

The Core Equity Fund may be suitable for you if:

•

You want to add a growth fund to your existing portfolio

•

You have a long-term time horizon (at least 5 years)

•

You want to focus on larger-company stocks

•

You do not need, or are not concerned with, dividend income

•

You have a high tolerance for risk and can handle large price swings

Because of the several types of risk described in this prospectus, you could lose money!

Performance

The following information illustrates how the Core Equity Fund’s results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s Retail Shares performance from year to year and by showing how the average annual returns for one and five years of the Fund compare with those of an appropriate broad-based securities market index. The S&P 500 Index is a capitalization-weighted index of 500 stocks representing all major industries that is designed to measure the performance of the broad domestic economy; you cannot invest directly in an index.  Past performance (before and after taxes) should not be used to attempt to predict future performance.  You may get updated performance information online at http://institutional.acadviser.com or by calling 800-345-4783.

Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)

The Core Equity Fund’s highest/lowest quarterly results for Retail Shares during this time were:

Highest:

+15.09%

3rd quarter 2009

Lowest:

-24.28%

4th quarter 2008

Average Annual Total Returns (%)

For the Periods Ended December 31, 2015

	1 Year	5 Years

Core Equity Fund – Retail Shares
Before taxes	-2.79%	9.13%
After taxes on distributions	-3.31%	7.13%
After taxes on distributions and sale of fund shares	-1.68%	6.90%

Core Equity Fund – Institutional Shares
Before taxes	-2.46%	9.43%

Index (reflects no deductions for fees, expenses or taxes)
S&P 500 Index	1.37%	12.54%
S&P 500 Value Index	-3.14%	10.93%

The S&P 500 Value Index is a market capitalization weighted index with characteristics of value.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown.  In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).  Total returns shown “after taxes on distributions and sale of fund shares” assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.

Management

Investment Advisor:  Advance Capital Management, Inc.

Portfolio Managers:

•

Christopher M. Kostiz, senior portfolio manager since 2008.

•

Gregory O. MacKenzie, CFA, portfolio manager since 2012.

•

Vincent A. Vitale, CFA, portfolio manager since 2014.

Purchase and Sale of Fund Shares

Only banks, savings institutions, credit unions and other financial institutions, corporations, foundations, retirement plans, endowments or other accredited institutions and certain high net worth individuals who are approved for investment by the Advisor may purchase Institutional Shares.  The minimum investment for Institutional Shares is $250,000, but exceptions can be made based on an aggregate investment over time. All other investors may purchase Retail Shares. The minimum initial investment for Retail Shares is $10,000 (or $2,000 for an IRA account), and this minimum may be made in any combination of Advance Capital I Funds so long as a $1,000 minimum is maintained in each Fund selected. Subsequent investments in either Retail or Institutional Shares may be made in any amounts. To purchase shares in the Fund, you must complete an Application to Purchase Shares and mail it with a check to: Advance Capital I, Inc., P.O. Box 3144, Southfield, Michigan 48037 (by regular mail) or to: Advance Capital I, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076 (by overnight mail or delivery service). Shares of the Fund held in a non-IRA account are redeemable on any business day, by telephone or in writing. Shares held in an IRA account must be redeemed by submitting an IRA Distribution Form.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a financial advisor), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,

RELATED RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS

Changing a Fund’s Investment Objective

A Fund’s investment objective, and certain of its investment policies that are designated as “fundamental policies,” cannot be changed without shareholder approval, in accordance with the requirements of the Investment Company Act of 1940, as amended.

Principal Investment Strategies

Retirement Income Fund

The Retirement Income Fund invests in a broad range of fixed income investments.  The Fund invests at least 65% of its total assets in corporate or U.S. Government fixed income securities.  Corporate fixed income securities may be investment grade or higher-yielding, below investment grade securities (so-called “junk bonds”).  The remaining assets may be invested in preferred stocks, U.S. Government agency securities, U.S. Government obligations, Yankee Bonds, exchange-traded funds (“ETFs”), higher yielding common stocks and money market instruments.  When choosing investments, the portfolio manager adheres to the following policies:

1)

The Fund may invest as much as 33% of the total assets in junk bonds or higher yielding common stocks.  Junk bonds are those rated between Ba1 and B2 by Moody's or between BB+ and B by Standard and Poor’s (“S&P”).  If the quality rating criteria are met at the time of investment, a later decline in the rating by either or both of the rating agencies is not a violation of the investment policies of the Fund.  In the event that a security held by the Fund is downgraded below B3 by Moody’s or below B- by S&P, the Fund may continue to hold the security until such time as the investment advisor deems it advantageous to dispose of the security.  High yielding common stocks will consist of stocks with a dividend yield, at the time of purchase, higher than the average dividend yield of the stocks comprising the S&P 500 Index.

2)

No more than 50% of the Fund's total assets will be invested in obligations issued or guaranteed by the U.S. Government.

3)

At least 50% of total assets will be invested in the following securities:

•

obligations of, or guaranteed by the U.S. Government or its agencies; and

•

corporate debt or preferred stocks rated Baa3 or higher by Moody’s, or BBB- or higher by S&P.

4)

The Fund may hold unrated securities if the portfolio manager believes that the securities are comparable in investment quality to the rated securities.  However, the Fund will hold no more than 5% of the total assets in unrated securities.

5)

The portfolio manager uses credit analysis, security research and credit ratings when choosing bonds.  The portfolio manager takes into consideration such factors as the following:

•

present and potential liquidity,

•

capability to generate funds,

•

profitability, and

•

adequacy of capital

When selling investments, the portfolio manager considers the following:

1)

Whether the current market price accurately reflects the credit worthiness of the company.

2)

Whether changes in the industry could have a negative impact on the company’s business or marketing opportunities.

3)

Credit ratings which fall below the Fund’s minimum standards.

4)

The possible impact of rising or falling interest rates on bonds in the Fund.

The Retirement Income Fund may adjust the average maturity based on the interest rate outlook.  When interest rates are expected to rise and bond prices fall, the Fund may hold bonds with a shorter average maturity.  When rates are expected to fall and bond prices rise, the Fund may hold bonds with a longer average maturity.  The investment advisor may adjust the quality of bonds held based on current economic conditions.  Any adjustment in the maturity or quality of the holdings may cause an increase in portfolio turnover resulting in an increase in expenses.

Balanced Fund

The Balanced Fund invests in common stocks of large, established companies as well as small to mid-size companies that are considered to have good growth potential.  Bond and fixed income investments include U.S. Government and agency securities, investment grade securities (rated Baa3 or better by Moody’s or BBB- or better by S&P) and other debt securities.  In the event that a security held by the Balanced Fund is downgraded below investment grade, the Fund may continue to hold the security until such time as the investment advisor deems it advantageous to dispose of the security.  The Fund may also invest in other securities including foreign securities, preferred stocks, obligations issued or guaranteed by the U.S. Government, stock index futures, money market instruments, repurchase agreements and convertible debt securities. The Fund may write covered call options and purchase put options on securities and financial indices.

While most assets will be invested in common stocks, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in securities other than common stocks and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in futures. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market.  To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets.

The use of futures or other derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities.  Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate or index, and may not move in the direction anticipated by the portfolio manager.  Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

In pursuing its investment objective, the Balanced Fund’s advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These situations might arise when the Fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

Equity Growth Fund

The Equity Growth Fund invests, under normal circumstances, at least 80% of its total assets in equity securities (such as common stocks) with a focus on small and medium-sized companies.  Medium-sized companies are considered to have market capitalization in the range of companies comprising the S&P MidCap 400 Index or the Russell Midcap Growth Index at the time of purchase.  As of December 31, 2015, this market capitalization range in the Fund was between about $1.5 billion and $15 billion.  Small companies are considered to be those that have market capitalizations of less than the lower end of this range.  The Fund may also invest in other types of securities if they offer better returns with less risk than common stocks alone.  These securities include foreign securities, preferred stocks, obligations issued and guaranteed by the U.S. Government, stock index futures, money market instruments, repurchase agreements and convertible debt securities.

While most assets will be invested in common stocks, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in securities other than common stocks and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in futures. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market.  To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets.

The use of futures or other derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities.  Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate or index, and may not move in the direction anticipated by the portfolio manager.  Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

When choosing stocks, the portfolio manager uses a combination of top-down quantitative models and fundamental bottom-up research to select companies with the following characteristics:

•

A demonstrated ability to consistently increase revenues, earnings, and cash flow;

•

Capable management;

•

Attractive business niches;

•

A sustainable competitive advantage; and

•

Valuation measures, such as a company’s price/earnings (P/E) ratio relative to the market and its own growth rate are also considered.

The Fund’s advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These situations might arise when the portfolio manager believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

The Equity Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.  When considering whether or not to sell investments, the portfolio manager considers the following as well as other factors:

•

The potential impact of management changes, strategic marketing opportunities and competition on the long-term growth prospects for the company.

•

Whether a security's price is overvalued compared to future earnings growth.

•

How changes in the economy will impact the value of a company’s stock.

•

Whether there have been any other fundamental changes in the current or prospective financial structure or operations of the company.

Core Equity Fund

The Core Equity Fund strives to reach its investment objective under normal market and economic conditions by investing, under normal circumstances, at least 80% of net assets in the equity securities of a diversified group of large company stocks with a market capitalization of more than $4.5 billion at the time of purchase.  These companies may be headquartered in the U.S. or in foreign countries.  Generally, the Fund will invest in 70 to 125 stocks at any given time.

The portfolio managers of the Core Equity Fund believe that active portfolio management may be rewarded due to a level of inefficiency in the market.  These inefficiencies can be uncovered quantitatively and enhanced by a fundamental review.  They are exploited through a rigorous and consistently applied discipline which is focused on valuation characteristics, changing investor expectations, earnings quality and effective capital deployment.  The Fund generally invests in large value stocks with a history of paying a dividend each year.  When choosing stocks, the portfolio managers use a combination of top-down quantitative models, and fundamental bottom-up research to select companies with the following characteristics:

•

Low price to earnings ratios

•

Low price to book ratios

•

Modest debt-to-capital

•

High quality of earnings

•

Positive dividend history

•

Upside potential

The portfolio managers screen a universe of stocks with a market capitalization of about $4.5 billion or more for the above characteristics.   The combined output of the individual models is aggregated and each security is provided a relative score.  Stocks with an attractive score are evaluated further using traditional fundamental techniques for balance sheet strength, earnings sustainability and free cash flow.  Stocks with attractive characteristics after this review are deemed potential candidates for inclusion in the fund’s portfolio.  An additional review is made for technical factors such as current price trends, volume and current stock ownership to help identify appropriate entry and exit points.  Finally, the portfolio managers evaluate any insights that they can develop regarding competitors, management or industry trends to verify the information mentioned above.  The result is a list of attractive stocks that ultimately are available for investment by the Fund. The managers may choose to equally weight the selected positions.

The Fund will normally have a broad diversification across sectors and any individual stock positions are normally limited to 5% of total assets at purchase.

The Core Equity Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.  When considering whether or not to sell investments, the portfolio manager considers the following as well as other factors:

•

The potential impact of management changes, strategic marketing opportunities and competition on the long-term growth prospects for the company.

•

Whether a security's price is overvalued compared to future earnings growth.

•

How changes in the economy will impact the value of a company’s stock.

•

Whether there have been any other fundamental changes in the current or prospective financial structure or operations of the company.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing in money market instruments or holdings of cash or cash equivalents.  A Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate.  A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes.  A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns.  In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns.  The Funds generally buy securities for capital appreciation, investment income or both.  However, a Fund may sell securities regardless of how long they’ve been held.  You can find the portfolio turnover rate for each Fund for the prior year in the Portfolio Turnover section of each Fund’s Summary in the front part of this prospectus and historical portfolio turnover rates in the Financial Highlights.

Principal Investment Risks

Debt Securities Risk in the Retirement Income Fund and the Balanced Fund.  Bonds and other debt instruments are methods for an issuer to borrow money from investors.  Debt securities have varying levels of sensitivity to interest rate changes and varying degrees of quality.  A decline in prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.  As a result, interest rate fluctuations will affect a fund’s net asset value, but not the income received by a fund from its portfolio securities (because yields on debt securities available for purchase by a fund vary over time, no specific yield on shares of a fund can be assured).  Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the fund. As a result, for the present, interest rate risk may be heightened.  Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Also, if the bonds in a fund’s portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates, these securities are likely to be redeemed and the fund will probably be unable to replace them with securities having a comparable yield.  Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the fund. There can be no assurance that payments of interest and principal on portfolio securities will be made when due.  Bonds are also exposed to credit risk, which is the possibility that the issuer will default on its obligation to pay interest and/or principal.

Equity Securities Risk in each Fund.  Common stocks represent an equity interest in a corporation.  Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term and there is no guarantee of continued long-term growth. The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class.  Stocks of small to mid-size companies tend to be more volatile and less liquid than stocks of large companies.  Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.  Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks.  Equity securities of technology growth companies are extremely volatile primarily due to market saturation, price competition and rapid product obsolescence.

“Investment Grade” Debt Securities Risk in the Retirement Income Fund and the Balanced Fund.  These securities are rated within the four highest ratings categories of Moody’s or S&P or, if unrated, determined by the advisor to be of comparable credit quality.  Bonds rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to make principal and interest payments than is the case with higher grade bonds.  Lower-rated debt securities (“junk bonds”), on balance, are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy; they are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt securities.  Convertible debt securities are frequently unrated or, if rated, are below investment grade.

Limited Market Trading in the Retirement Income Fund and the Balanced Fund.  There may be little market trading for particular bonds, which may adversely affect the Fund’s ability to value or sell the bonds.

Options and Futures Risk in the Balanced Fund and the Equity Growth Fund.  Consistent with their objectives, these Funds may purchase and write both call options and put options on securities and on indices and enter into interest rate and index futures contracts and options on such futures contracts (such put and call options, futures contracts, and options on futures contracts are referred to as “derivative products”) in order to provide additional revenue or to hedge against changes in security prices or interest rates.  The Funds may write a call or put option only if the option is covered.  The Funds will limit its use of futures contracts and options on futures contracts to hedging transactions to the extent required to do so by regulatory agencies.  There are several risks associated with the use of derivative products.  As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in market value of the security covering the call option.  Because of low margin deposits required, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.  Since there can be no assurance that a liquid market will exist when the Funds seek to close out a derivative product position, these risks may become magnified.  Because of these and other risks, successful use of derivative products depends on the advisor’s ability to correctly predict changes in the level and the direction of stock prices, interest rates and other market factors; but even a well-conceived transaction may be unsuccessful because of an imperfect correlation between the securities and derivative product markets.

Repurchase Agreements Risk in each Fund.  Each Fund may enter into repurchase agreements.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce it rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

When-Issued and Delayed-Delivery Securities Risk in the Retirement Income Fund and the Balanced Fund.  These Funds may invest in securities purchased on a when-issued or delayed-delivery basis.  Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed.  A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the advisor deems it advisable for investment reasons.  When a Fund commits to purchase securities on a when-issued or delayed-delivery basis, the Fund segregates assets to secure its ability to perform and to avoid the creation of leverage.

Portfolio Holdings Disclosure

A description of Advance Capital I, Inc.’s (the “Company”) policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Statement of Additional Information (“SAI”).

Cybersecurity

The computer systems, networks and devices used by each Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by each Fund and its service providers, systems, networks, or devices potentially can be breached. Each Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact each Fund’s business operations, potentially resulting in financial losses; interference with each Fund’s ability to calculate its NAV; impediments to trading; the inability of each Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which each Fund invests; counterparties with which each Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for each Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

The Company is governed by a Board of Directors that meets regularly throughout the year to review its activities, review contractual arrangements with companies that provide services to the Company, and review each Fund’s performance.  The majority of Directors are not “interested persons” of the Company.  The Company is authorized to issue up to 1 billion shares of common stock, which may be classified into one or more classes, as the Board of Directors determines.  Information about the Directors and executive officers of the Company may be found in the SAI.

Investment Advisor

Advance Capital Management, Inc. (“ACM”), One Towne Square, Suite 444, Southfield, MI 48076, began serving as investment advisor to Advance Capital I, Inc. in 1987 and currently serves as investment advisor to all of the Advance Capital I, Inc. Funds.  ACM is responsible for the day-to-day management of the investment portfolios and other business affairs.  ACM conducts investment research, offers advice and recommendations concerning each Fund’s investments, and supplies certain administrative, compliance, and accounting services to the Funds.  The total fee paid by each of the Advance Capital I, Inc. Funds to ACM during the year ended December 31, 2015, as a percentage of each Fund’s average net assets, was as follows:  Retirement Income Fund – 0.50%; Balanced Fund – 0.70%; Equity Growth Fund – 0.70%; and Core Equity Fund – 0.80%.  As of December 31, 2015, ACM had approximately $2.4 billion under management.

Under the investment management agreement approved by shareholders of each Fund, the Funds pay the advisor management fees, as a percentage of the average daily net assets of each Fund, as follows (before giving effect to any fee waivers):

Management Fees

Retirement Income Fund -
First $500 million of assets	0.50%
Assets over $500 million	0.45%
Balanced Fund -
First $500 million of assets	0.70%
Assets over $500 million	0.65%
Equity Growth Fund -
First $500 million of assets	0.70%
Assets over $500 million	0.65%
Core Equity Fund -	0.80%

A discussion regarding the basis for the approval of Advance Capital I, Inc. investment advisory agreement with the Advisor is available in the Annual Report to Shareholders for the year ended December 31, 2015.

The Fund’s advisor contractually agreed to waive its fees and reimburse expenses of Institutional Class shares of the Retirement Income Fund, at least until April 30, 2017 to ensure that total annual fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation) will not exceed 0.51% of the Retirement Income Fund’s average daily net assets attributable to Institutional Class shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Retirement Income Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Retirement Income Fund’s Board of Directors, on 60 days’ written notice to the Retirement Income Fund’s advisor.

Management Personnel

The individuals serving as the portfolio management team for ACM include:

Christopher M. Kostiz, earned his undergraduate degree in Finance from Michigan State University and his MBA in Finance from Wayne State University.  Mr. Kostiz joined Advance Capital Management in 1993 and currently serves as President of ACM and Senior Portfolio Manager for the Advance Capital I, Inc. Funds. In his role, he directs the strategy and structure of the Funds.  Mr. Kostiz has served as manager of the Retirement Income Fund and the Balanced Fund since 1995, as a portfolio manager of the Equity Growth Fund since 2002 and the Core Equity Fund since inception in 2008.

Gregory O. MacKenzie, CFA, earned his undergraduate degree in Economics from the University of Michigan. Greg also earned his Chartered Financial Analyst designation in 2003. Prior to joining Advance Capital in December 2004, Greg was a private placement analyst for Asset Allocation & Management Co. in Chicago. In his current role, Greg is responsible for the management and research of fixed income and equity securities in the Retirement Income Fund, the Balanced Fund, the Equity Growth Fund and the Core Equity Fund. He is instrumental in the overall investment structure of the Advance Capital I, Inc. Funds.

Vincent A. Vitale, CFA, earned his bachelor’s degree in Finance from Michigan State University and his Master’s in Finance from Walsh College.  He earned the Chartered Financial Analyst designation in 2010 and is a member of the CFA Institute and the CFA Society of Detroit.  Prior to joining the firm in 2009, he was employed by Atlas Oil Company as a financial analyst and by Duff & Phelps, LLC, as a senior associate where he consulted publicly and privately held corporations on the value of their businesses. Vince joined Advance Capital Management in 2011 as an investment analyst.  In 2014 he was named as a portfolio manager of the Advance Capital I, Inc. Balanced Fund, Equity Growth Fund and Core Equity Fund.  He is instrumental in the research, design, and implementation of each strategy.

Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares can be found in the SAI.

Compensation and Expenses

The Funds bear all expenses of their operations other than those incurred by ACM under its advisory agreement, and those incurred by Advance Capital Group, Inc., under its administration agreement.  In particular, each Fund pays investment management fees, custodian and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing shareholder reports, registration fees and expenses, proxy and meeting expenses and Directors’ fees and expenses.

SHAREHOLDER INFORMATION

Plan of Distribution

Advance Capital I has a Plan of Distribution or “12b-1 Plan”, which applies only to Retail Shares of each Fund, under which it may finance activities primarily intended to sell Retail Shares.  The 12b-1 fees paid by the Funds, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under “Fees and Expenses”.  Because these fees are paid out of the Funds’ assets belonging only to the Retail Shares on an ongoing basis, they will increase the expense ratio for Retail Shares and may, over time, cost you more than other types of sales charges.

Pricing of Fund Shares

Each Fund’s share price, also called its net asset value, or NAV, is calculated each business day that the New York Stock Exchange is open, after the close of trading (generally 4:00 p.m., Eastern time).  The NAV is not calculated on days when the New York Stock Exchange is closed.  In addition, IF the Retirement Income Fund holds equities in the Fund, it will calculate the NAV on any day that the New York Stock Exchange is open.  IF no equities are held in the Fund, the NAV will NOT be calculated on any day that the U.S. Government bond market is closed (i.e. Columbus Day or Veterans Day).  The net asset value of each share of a Fund is the value of a single share.

The net asset value is calculated by totaling the assets of a Fund, subtracting all of its liabilities, or debts, and then dividing by the total number of the Fund’s shares outstanding.  In calculating the value of total assets, equity securities are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent pricing service.  When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the board of directors, which may include using an independent pricing service.  A Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary market or exchange on which the security is traded.  This most commonly occurs with foreign securities, but may occur with other securities as well, such as fixed income securities.  When fair value pricing is used, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices for the same securities, which means a Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices. Also, if a Fund owns foreign securities, the securities may trade in foreign markets on days when the Funds’ shares cannot be purchased or redeemed and its NAV is not calculated.

Total Assets less Total Liabilities

Net Asset Value =

  Number of Shares Outstanding

The daily NAV is useful to you as a shareholder because the NAV, when multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

Who May Purchase Shares

Only the following investors may purchase Institutional Shares: banks, savings institutions, credit unions and other financial institutions, corporations, foundations, retirement plans, endowments or other accredited institutions and certain high net worth individuals who are approved for investment in a Fund by the Advisor.  All other investors may purchase the Retail Shares.

How to Purchase Shares

You may purchase shares in any of the Funds by completing an Application to Purchase Shares.  Mail the application and a check payable to Advance Capital I, Inc. to:

By Regular Mail:

By Overnight Mail:

Advance Capital I, Inc.

Advance Capital I, Inc.

P.O. Box 3144

One Towne Square, Suite 444

Southfield, MI  48037

Southfield, MI  48076

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks. If you are making a purchase into an existing retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution.  If received by the close of trading of the New York Stock Exchange (generally 4:00 p.m., Eastern time), your purchase will be made at the NAV next determined after your order has been received and accepted, which will be that day’s closing price as determined at the close of trading of the New York Stock Exchange (generally 4:00 p.m., Eastern time).

Shares in the Funds are available for purchase through certain brokers and other financial intermediaries.  These brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  Discuss with your intermediary whether the Funds are available through your broker or financial intermediary and whether purchases and redemptions of Fund shares will be made through the National Securities Clearing Corporation (“NSCC”) system.  You may be charged a fee if you make a transaction through a broker or financial intermediary.  For purchases and redemptions of Fund shares made electronically with a broker or financial intermediary through the NSCC system, if your order is received by the broker or intermediary before the close of trading of the New York Stock Exchange, the order will be made at that day’s closing price, even though the broker or intermediary communicates the order to the Fund’s transfer agent after the close of trading of the New York Stock Exchange.  For purchases and redemptions of Fund shares made with a broker or financial intermediary other than through the NSCC system, orders received by the Fund’s transfer agent from the broker or intermediary after the close of trading of the New York Stock Exchange, will be made at the next day’s closing price, even though you submit your order to your broker or financial intermediary before the close of trading of the New York Stock Exchange.  You should check with your broker or financial intermediary to see when your order will be priced.

When making subsequent purchases, you only need to mail a check noting your account number and the amount of money to be invested into each Fund.

The minimum initial investment for Retail Shares in any Funds is $10,000 (or $2,000 for IRA accounts).  This investment may be made in any combination of Funds as long as a $1,000 minimum investment is maintained in each Fund selected.  The minimum investment for Institutional Shares in all of the Funds is $250,000 (exceptions can be made based on aggregate investments over time).

Advance Capital Group, Inc., the Funds transfer agent, is required by law to obtain certain personal information from you or any person(s) acting on your behalf in order to verify your or such person’s identity.  If you do not provide the required information, we may not be able to open your account.  If we are unable to verify your identity or that of another person(s) authorized to act on your behalf, or believe we have identified potential criminal activity, the Company reserves the right to close your account or take such other action we deem reasonable or required by law.

How to Redeem Shares

On any business day, you may redeem all or a portion of a particular class of shares.  If your redemption order is received before the close of trading of the New York Stock Exchange (generally 4:00 p.m., Eastern time), your shares will be redeemed at the NAV next determined after your order has been received and accepted, which will be that day’s closing price as determined at the close of trading of the New York Stock Exchange. Normally, a check for the proceeds from a sale is mailed within one business day, but in no event more than 7 days.  Redemptions are either made by written instructions or if elected, by telephone.

How to Redeem Shares From an IRA Account

In order to redeem all or part of your shares from an IRA account, you must complete an IRA Distribution Form. You may request a redemption from your IRA by telephone to establish the Net Asset Value pricing of that redemption if, and only if, you will pick up the redemption check, in person, at the Company’s headquarters at One Towne Square, Suite 444, Southfield, Michigan and sign the IRA Distribution Form at that time. If you do not appear and sign the form within seven business days, the amount of the redemption will be returned to your account at the next available price (higher or lower than the redemption NAV).  If you are age 59½ or older (and have satisfied any sub-equal withdrawal rules) and you elected telephone redemption privileges, you may request additional withdrawals from your account by telephone.  Advance Capital Group, Inc. charges a $50 fee for the total liquidation of an IRA account. The fee will automatically be taken from the proceeds of the sale.

How to Redeem Shares From a Non- IRA Account

If you are selling shares from a non-IRA account for an amount of $25,000 or less, you may redeem your shares by telephone provided you authorized “Telephone Redemption Service” on your initial account application.  You may redeem shares by calling (248) 350-8543 or (800) 345-4783 on any business day between the hours of 8:00 a.m. and 4:00 p.m., Eastern time.  If you authorize Telephone Redemption Service, you authorize Advance Capital Group, Inc. to:

1)

Take instruction from any person by telephone to redeem or sell shares from your account.

2)

Take written instruction to redeem an amount of $25,000 or less regardless of whether or not the request was signature guaranteed.

3)

Take instruction from any person by telephone to change your address.

4)

Take written instruction to change your address regardless of whether or not the request was signature guaranteed.

Advance Capital Group, Inc. will take reasonable precautions to ensure that any requests made are legitimate.  For example, Advance Capital Group, Inc. will ask for certain personal forms of identification.  If such reasonable precautions are taken, Advance Capital Group, Inc. will not be held responsible for any losses resulting from unauthorized transactions.  You will receive a written confirmation each time a telephone redemption is made to verify that instructions communicated by telephone are genuine.

If you are selling shares from a non-IRA account for an amount over $25,000, you must submit a medallion signature guaranteed letter of instruction. The letter must state your name, account number, the name of the Fund and the dollar or share amount you wish to redeem. Exceptions to this rule require representative approval and management authorization.  The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, and members of the New York Stock Exchange (“NYSE”).  Call your financial institution to see if they can guarantee your signature.  Please note that a signature guarantee is NOT the same as having your signature notarized by a Notary Public and the two are not interchangeable.

Restrictions on Redemptions

Institutional Shares:

In the event a shareholder of Institutional Shares wishes to redeem from a Fund and the redemption represents an amount which is greater than 1% of assets of the Fund, the Advisor will process the transaction and reserve the right to pay the proceeds in no later than seven days.

Market Timing:

Some investors try to profit from a strategy called market-timing.  Market-timing is the switching of money into investments when an investor expects prices to rise, and taking money out when an investor expects prices to fall.  As money is shifted in and out, a fund incurs expenses for buying and selling securities.  These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs.  All Advance Capital I, Inc. Funds have adopted policies to discourage short-term trading:

•

Each Fund discourages substantive “round trip” transactions through any fund during a 12-month period.  A “round trip” transaction is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means).  “Substantive” means a dollar amount that fund management determines, in its sole discretion, could adversely affect the management of the fund.

•

Each Fund reserves the right to reject any purchase request, including exchanges, that it regards as disruptive to efficient portfolio management.  A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

•

Exempted from this trading prohibition are systematic exchanges and automatic reinvestments of any dividends and distributions on remaining fund balances.

Checks Mailed to an Address Other than the Address of Record:

If you would like a check to be mailed to an address other than your address of record, you must submit a medallion signature guaranteed letter of instruction. Exceptions to this rule require representative approval and management authorization.

Redemption in Kind:

Each Fund is obligated to redeem shares in cash up to $250,000 or 1% of the Fund's NAV, whichever is less, for any shareholder within a 90 day period.  A redemption above this amount will also be made in cash unless the Board of Directors determines that additional cash withdrawals will have a material adverse effect on the remaining shareholders.  If this is the case, the Fund will pay all or a portion of the remainder of the distribution in liquid or readily marketable portfolio instruments that the Board of Directors deem fair and reasonable.

Redemption in-kind is not as liquid or marketable as cash.  If redemption is made in kind, shareholders may need to sell the securities for less than their value at the time of redemption and may incur fees associated with this sale.

Redemption Before Checks Clear:

When you purchase shares by check, payment of the proceeds may be delayed until the check clears the bank.  Up to 15 calendar days may be allowed from the purchase date for a check to clear.

Accounts with Low Balances:

Due to the high cost of maintaining accounts with low balances, your shares may be sold if the total of your combined account balances in all Funds falls below $10,000 ($2,000 for IRA accounts).  Advance Capital I, Inc. could sell shares of a specific fund if that one fund falls below the $1,000 minimum, and this could cause an investor’s combined account balance in all Advance Capital Funds to fall below the $10,000 minimum.  However, shares will not be sold if the total account balance for all Advance Capital Funds falls below $10,000 ($2,000 for IRA accounts) or if an investor’s share account in one Fund falls below the $1,000 minimum solely because of changes in the net asset value of the Advance Capital Funds.  Before your shares are sold, you will be notified in writing and will be allowed 30 days to purchase additional shares to meet the minimum balance.

How to Exchange Shares

An exchange is the selling of shares of a particular class of one Advance Capital I, Inc. Fund to purchase shares of that same class in another Advance Capital I, Inc. Fund.  Such a transaction may produce a taxable gain or loss in a non-tax deferred account.  You may exchange shares of a particular class in writing or by telephone, if you elected telephone redemption.  Advance Capital Group, Inc. reserves the right to change these exchange procedures or required authorizations in the future.  You will be given at least 60 days notice before any changes become effective.

Exchanges have the same tax consequences as ordinary sales and purchases.  To the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

Dividends and Distributions

As a shareholder, you are entitled to your share of the Funds’ income from interest and dividends, and gains from the sale of investments.  You receive earnings as either an income dividend or capital gains distribution.  Income dividends come from the interest the Fund earns from its money market and bond investments as well as dividends it receives from stock investments.  Capital gains are realized whenever the Fund sells securities for a higher price than it paid for them.

Distribution Options

You can receive distributions in a number of ways:

Reinvestment	Dividends and capital gains are automatically reinvested in additional shares of the Fund unless you request a different distribution method.

Dividends in cash	Dividends are paid by check and mailed to your address of record, and capital gains are reinvested in additional shares of the Fund.

Capital gains in cash	Capital gains distributions are paid by check and mailed to your address of record, and dividends are reinvested in additional shares of the Fund.

Dividends and capital gains in cash	Both dividends and capital gains distributions are paid by check and mailed to your address of record.

Distribution Schedule

Fund	Dividends Paid	Capital Gains Paid

Retirement Income Fund	Declared daily, paid monthly	Declared annually, paid in December
Balanced Fund	Declared daily, paid monthly	Declared annually, paid in December
Equity Growth Fund	Declared annually, paid in December	Declared annually, paid in December
Core Equity Fund	Declared annually, paid in December	Declared annually, paid in December

Dividends are not declared on Saturdays, Sundays, or holidays.  Dividends are declared just prior to determining net asset value.  Dividends declared on Fridays and on days preceding holidays are larger to adjust for the Fund's income for the following Saturday, Sunday, or holiday.

Tax Consequences

As with any investment, you should consider the tax consequences of investing in the Funds.  The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds.  You may wish to consult your own tax advisor.  Additionally, state or local taxes may apply to your investment, depending upon the laws where you live.  To avoid taxation, the Internal Revenue Code requires each Fund to distribute net income and any net capital gains realized on its investments.  Shareholders are required to pay federal income tax on any dividends and other distributions received.  This applies whether the dividends are paid in cash or reinvested in additional shares.

The dividends and short-term capital gains that you receive are taxable to you as ordinary dividend income.  Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.  Long-term capital gains may be taxed at different rates depending on how long the Fund held the securities.

If you sell or exchange shares of a Fund, any gain or loss you have is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

Householding

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call the Funds at 1-800-345-4783 on days the Funds are open for business or contact your financial institution.  We will begin sending you individual copies thirty days after receiving your request.

PRIVACY POLICY

The Company considers the privacy of its investors to be of fundamental importance and has established a policy to maintain the privacy of the information you share with us.  We do not sell any information to any third parties, however, we do collect and maintain certain nonpublic personal information about you, including the following:

•

Name and address

•

Social Security number

•

Assets

•

Account balance

•

Investment activity

•

Other accounts

Any personal or financial information provided to the Company is kept strictly confidential.

•

The Company restricts access to personal and financial information to certain employees in order to provide products and services.

•

Employees share information outside of the Company only as authorized by you or as required by law.

Physical, electronic and procedural safeguards are in place to guard your nonpublic information.  These safeguards comply with federal and state standards.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand each Fund’s financial performance for the past 5 years.  Information reflects financial results for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by Cohen Fund Audit Services, Ltd., the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in the Advance Capital I, Inc., Annual Report to Shareholders for the year ended December 31, 2015, which is incorporated by reference into the Statement of Additional Information.  The 2015 Annual Report to Shareholders is available, without charge, upon request.

Retirement Income Fund – Retail Shares

Years ended December 31	2015	2014	2013	2012	2011

Net asset value, beginning of year	$8.84	$8.61	$8.96	$8.74	$8.49
Income (Loss) from investment operations: (1)
Net investment income	0.22	0.23	0.22	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.23)	0.27	(0.27)	0.30	0.34
Total from investment operations	(0.01)	0.50	(0.05)	0.54	0.58

Less distributions:
Net investment income	(0.25)	(0.27)	(0.30)	(0.32)	(0.33)
Total distributions	(0.25)	(0.27)	(0.30)	(0.32)	(0.33)
Net asset value, end of year	$8.58	$8.84	$8.61	$8.96	$8.74
Total Return (%)	(0.13%)	5.80%	(0.59%)	6.21%	6.97%

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$134,362	$195,441	$209,826	$252,422	$262,938
Ratio of expenses to average net assets (%)	0.93%	0.90%	0.88%	0.86%	0.85%
Ratio of net investment income to average net assets (%)	2.53%	2.62%	2.55%	2.72%	2.80%
Portfolio turnover rate (%)	28%	37%	35%	51%	55%

Balanced Fund - Retail Shares

Years ended December 31	2015	2014	2013	2012	2011

Net asset value, beginning of year	$19.08	$19.74	$17.09	$15.81	$15.83
Income (Loss) from investment operations: (1)
Net investment income	0.28	0.25	0.21	0.26	0.16
Net realized and unrealized gain (loss) on investments	(1.01)	1.09	2.70	1.33	0.07
Total from investment operations	(0.73)	1.34	2.91	1.59	0.23

Less distributions:
Net investment income	(0.30)	(0.28)	(0.26)	(0.31)	(0.25)
Net realized gain on investments	(0.02)	(1.72)	0.00	0.00	0.00
Total distributions	(0.32)	(2.00)	(0.26)	(0.31)	(0.25)
Net asset value, end of year	$18.03	$19.08	$19.74	$17.09	$15.81
Total Return (%)	(3.86%)	6.81%	17.12%	10.09%	1.46%

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$94,145	$157,734	$170,765	$158,145	$157,806
Ratio of expenses to average net assets (%)	1.14%	1.10%	1.09%	1.07%	1.06%
Ratio of net investment income to average net assets (%)	1.48%	1.22%	1.13%	1.56%	1.02%
Portfolio turnover rate (%)	138%	158%	66%	49%	86%

_____

(1)  Per share amounts are based on average shares outstanding.

Equity Growth Fund - Retail Shares

Years ended December 31	2015	2014	2013	2012	2011

Net asset value, beginning of year	$20.93	$25.31	$25.76	$22.60	$23.60
Income (Loss) from investment operations: (1)
Net investment income (loss)	0.16	0.09	0.07	0.05	(0.04)
Net realized and unrealized gain (loss) on investments	(1.47)	1.71	7.55	3.16	(0.96)
Total from investment operations	(1.31)	1.80	7.62	3.21	(1.00)

Less distributions:
Net investment income	(0.20)	(0.14)	(0.07)	(0.05)	0.00
Net realized gain on investments	(0.06)	(6.04)	(8.00)	0.00	0.00
Total distributions	(0.26)	(6.18)	(8.07)	(0.05)	0.00
Net asset value, end of year	$19.36	$20.93	$25.31	$25.76	$22.60
Total Return (%)	(6.26%)	7.10%	29.59%	14.20%	(4.24%)

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$46,003	$76,313	$90,998	$82,114	$85,669
Ratio of expenses to average net assets (%)	1.16%	1.11%	1.11%	1.09%	1.08%
Ratio of net investment income (loss) to average net assets (%)	0.79%	0.35%	0.25%	0.18%	(0.16%)
Portfolio turnover rate (%)	218%	254%	118%	40%	107%

Core Equity Fund - Retail Shares

Years ended December 31	2015	2014	2013	2012	2011

Net asset value, beginning of year	$11.22	$12.87	$10.69	$9.50	$9.79
Income (Loss) from investment operations: (1)
Net investment income	0.11	0.05	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments	(0.42)	1.31	3.15	1.19	(0.29)
Total from investment operations	(0.31)	1.36	3.23	1.26	(0.24)

Less distributions:
Net investment income	(0.15)	(0.05)	(0.08)	(0.07)	(0.05)
Net realized gain on investments	0.00	(2.96)	(0.97)	0.00	0.00
Total distributions	(0.15)	(3.01)	(1.05)	(0.07)	(0.05)
Net asset value, end of year	$10.76	$11.22	$12.87	$10.69	$9.50
Total Return (%)	(2.79%)	10.56%	30.23%	13.31%	(2.39%)

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$8,700	$15,391	$14,490	$10,546	$8,677
Ratio of expenses to average net assets (%)
Before waivers	1.50%	1.40%	1.39%	1.40%	1.40%
After waivers	1.33%	1.28%	1.29%	1.29%	1.29%
Ratio of net investment income to average net assets (%)	0.96%	0.37%	0.67%	0.70%	0.51%
Portfolio turnover rate (%)	209%	235%	130%	42%	36%

_____

(1)  Per share amounts are based on average shares outstanding.

Retirement Income Fund - Institutional Shares

Years ended December 31	2015	2014	2013	2012	2011

Net asset value, beginning of year	$8.84	$8.61	$8.96	$8.74	$8.48
Income (Loss) from investment operations: (1)
Net investment income	0.25	0.25	0.25	0.26	0.26
Net realized and unrealized gain (loss) on investments	(0.23)	0.25	(0.28)	0.30	0.35
Total from investment operations	0.02	0.50	(0.03)	0.56	0.61

Less distributions:
Net investment income	(0.28)	(0.27)	(0.32)	(0.34)	(0.35)
Total distributions	(0.28)	(0.27)	(0.32)	(0.34)	(0.35)
Net asset value, end of year	$8.58	$8.84	$8.61	$8.96	$8.74
Total Return (%)	0.21%	6.07%	(0.34%)	6.47%	7.36%

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$492	$1,929	$487	$593	$579
Ratio of expenses to average net assets (%)
Before waivers	0.68%	0.65%	0.63%	0.61%	0.60%
After waivers	0.61%	0.65%	0.63%	0.61%	0.60%
Ratio of net investment income to average net assets (%)	2.83%	2.83%	2.80%	2.96%	3.04%
Portfolio turnover rate (%)	28%	37%	35%	51%	55%

Balanced Fund - Institutional Shares

Years ended December 31	2015	2014	2013	2012	2011

Net asset value, beginning of year	$19.04	$19.70	$17.06	$15.77	$15.79
Income (Loss) from investment operations: (1)
Net investment income	0.32	0.31	0.26	0.30	0.21
Net realized and unrealized gain (loss) on investments	(1.01)	1.08	2.68	1.34	0.07
Total from investment operations	(0.69)	1.39	2.94	1.64	0.28

Less distributions:
Net investment income	(0.34)	(0.33)	(0.30)	(0.35)	(0.30)
Net realized gain on investments	(0.02)	(1.72)	0.00	0.00	0.00
Total distributions	(0.36)	(2.05)	(0.30)	(0.35)	(0.30)
Net asset value, end of year	$17.99	$19.04	$19.70	$17.06	$15.77
Total Return (%)	(3.63%)	7.09%	17.38%	10.45%	1.71%

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$918	$536	$215	$697	$622
Ratio of expenses to average net assets (%)	0.89%	0.85%	0.84%	0.82%	0.82%
Ratio of net investment income to average net assets (%)	1.70%	1.51%	1.40%	1.81%	1.31%
Portfolio turnover rate (%)	138%	158%	66%	49%	86%

_____

(1)  Per share amounts are based on average shares outstanding.

Equity Growth Fund - Institutional Shares

Years ended December 31	2015	2014	2013	2012	2011

Net asset value, beginning of year	$21.35	$25.66	$25.96	$22.70	$23.63
Income (Loss) from investment operations: (1)
Net investment income	0.24	0.17	0.15	0.11	0.03
Net realized and unrealized gain (loss) on investments	(1.52)	1.70	7.62	3.20	(0.96)
Total from investment operations	(1.28)	1.87	7.77	3.31	(0.93)

Less distributions:
Net investment income	(0.20)	(0.14)	(0.07)	(0.05)	0.00
Net realized gain on investments	(0.06)	(6.04)	(8.00)	0.00	0.00
Total distributions	(0.26)	(6.18)	(8.07)	(0.05)	0.00
Net asset value, end of year	$19.81	$21.35	$25.66	$25.96	$22.70
Total Return (%)	(6.00%)	7.28%	29.93%	14.58%	(3.94%)

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$1,371	$68	$1,488	$1,343	$1,203
Ratio of expenses to average net assets (%)	0.92%	0.86%	0.86%	0.84%	0.83%
Ratio of net investment income to average net assets (%)	1.13%	0.64%	0.48%	0.44%	0.14%
Portfolio turnover rate (%)	218%	254%	118%	40%	107%

Core Equity Fund - Institutional Shares

Years ended December 31	2015	2014	2013	2012	2011

Net asset value, beginning of year	$11.50	$13.08	$10.83	$9.61	$9.87
Income (Loss) from investment operations: (1)
Net investment income	0.13	0.07	0.12	0.10	0.08
Net realized and unrealized gain (loss) on investments	(0.41)	1.36	3.18	1.19	(0.28)
Total from investment operations	(0.28)	1.43	3.30	1.29	(0.20)

Less distributions:
Net investment income	(0.15)	(0.05)	(0.08)	(0.07)	(0.06)
Net realized gain on investments	0.00	(2.96)	(0.97)	0.00	0.00
Total distributions	(0.15)	(3.01)	(1.05)	(0.07)	(0.06)
Net asset value, end of year	$11.07	$11.50	$13.08	$10.83	$9.61
Total Return (%)	(2.46%)	10.92%	30.48%	13.47%	(2.07%)

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$147	$151	$513	$618	$588
Ratio of expenses to average net assets (%)
Before waivers	1.25%	1.14%	1.14%	1.15%	1.15%
After waivers	1.08%	1.03%	1.04%	1.04%	1.04%
Ratio of net investment income to average net assets (%)	1.17%	0.54%	0.92%	0.94%	0.77%
Portfolio turnover rate (%)	209%	235%	130%	42%	36%

_____

(1)  Per share amounts are based on average shares outstanding.

Additional information about Advance Capital I, Inc., contained in the Statement of Additional Information (“SAI”), has been filed with the Securities and Exchange Commission (“SEC”).  The SAI bears the same date as this prospectus and is incorporated by reference in its entirety into this prospectus.

Information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.  To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds, please call Advance Capital at (800) 345-4783 or (248) 350-8543 or write to us at P.O. Box 3144, Southfield, Michigan 48037.  The latest annual and semi-annual reports to shareholders are also available on the Company’s Web site, http://institutional.acadviser.com.  Each year you are sent updated annual and semi-annual reports for the Funds as well as a proxy statement.  In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

The code of ethics and additional information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the operation of the public reference room by calling the SEC at (202) 942-8090.  Reports and other information about the Funds are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Advisor:

Advance Capital Management, Inc.

Southfield, Michigan 48037

Administrator and Transfer Agent:

Advance Capital Group, Inc.

Southfield, Michigan 48037

Custodian:

Fifth Third Bank

Cincinnati, Ohio 45263

Distributor:

Advance Capital Services, Inc.

Southfield, Michigan 48037

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

Cleveland, Ohio 44115

Legal Counsel:

Thompson Hine, LLP

Columbus, Ohio 43215

Prospectus dated April 30, 2016

Investment Company  File No. 811-05127

ADVANCE CAPITAL I, INC.

STATEMENT OF ADDITIONAL INFORMATION

Retail Shares and Institutional Shares

	Retail Shares	Institutional Shares
	Ticker Symbols	Ticker Symbols

Retirement Income Fund	ADRIX	ADRNX
Balanced Fund	ADBAX	ADBNX
Equity Growth Fund	ADEGX	ADENX
Core Equity Fund	ADCEX	ADCNX

This Statement is not a Prospectus but should be read in conjunction with the Funds’ current Prospectus dated April 30, 2016 (the “Prospectus”).  Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus.  No investment should be made without first reading the Prospectus.  You may receive a copy of the Prospectus by calling 800-345-4783 or by writing to us at the following address:

Advance Capital I, Inc.

P.O. Box 3144

Southfield, MI  48037

The Company’s Annual Report to Shareholders for the fiscal year ended December 31, 2015, which has been distributed to shareholders of each Fund pursuant to Section 30(d) of the Investment Company Act of 1940, is incorporated into this Statement of Additional Information by reference.  A copy of the Annual Report will be provided without charge by writing to the Company at the address shown above or by calling us at the telephone number shown above.

April 30, 2016

i

DESCRIPTION OF THE FUNDS

Advance Capital I, Inc. (the Company) was organized on March 6, 1987, as a Maryland Corporation.  The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified, management investment company.  Currently, the Company offers two classes of stock (Retail Shares and Institutional Shares) of four distinct investment portfolios (the “Advance Capital I Funds”).  The Advance Capital I Funds are the Retirement Income Fund, the Balanced Fund, the Equity Growth Fund and the Core Equity Fund.

Each Advance Capital I Fund has its own investment objectives and policies.  The following policies supplement the investment objectives and policies set forth in the Company’s Prospectus.  The percentage limitations included in these policies apply only at the time of purchase.  For example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to sell any securities.

Government Obligations

The Retirement Income Fund, the Balanced Fund and the Equity Growth Fund may each invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  U.S. Government agencies that are supported by the full faith and credit of the U.S. Government include securities of the Federal Housing Administration, the Department of Housing and Urban Developments, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Government National Mortgage Association, the Maritime Administration, and the Small Business Administration.  Generally, as an operating policy, less than 50% of the total assets of the Retirement Income Fund and less than 50% of the bonds in the Balanced Fund will be invested in obligations of the U.S. Government or agencies supported by the full faith and credit of the U.S. Government.  The Equity Growth Fund will have less than 5% of their assets invested in obligations of the U.S. Government or agencies supported by the full faith and credit of the U.S. Government except when, in the opinion of the investment advisor, economic or business conditions warrant a temporary defensive investment position.

The Retirement Income Fund, the Balanced Fund and the Equity Growth Fund may each invest in obligations of certain agencies or instrumentalities which do not carry the full faith and credit of the U.S. Government, such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation.  Agencies with limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.  The Retirement Income Fund, the Balanced Fund and the Equity Growth Fund will invest in the obligations of such agencies or instrumentalities only when the investment advisor believes the credit risk with respect to the agency or instrumentality is minimal.

Yankee Bonds

A Yankee Bond is a foreign bond denominated in U.S. dollars and is registered with the Securities and Exchange Commission (SEC) for sale in the United States.  These securities do not carry currency risk since all payments are made in U.S. dollars.  A Yankee Bond can consist of a foreign corporation or sovereign government.  The Retirement Income Fund and the bond portion of the Balanced Fund can invest a portion of their total assets in these types of securities.  Generally, no more than 20% of each Fund’s total assets will be invested in Yankee Bonds.

1

Money Market Instruments

The Retirement Income Fund, the Balanced Fund and the Equity Growth Fund anticipate under normal conditions that no more than 20% of their total assets will be invested in high-quality money market instruments.  The Core Equity Fund anticipates under normal conditions that no more than 10% of its total assets will be invested in high-quality money market instruments.  However, under unusual market or economic conditions or for temporary defensive purposes, each Fund may invest up to 100% of its assets in money market instruments.  Money market instruments are defined as commercial paper and bank obligations.  Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation.  Investments in bank obligations are limited to the obligations of financial institutions having more than $2 billion in total assets at the time of purchase.  Investments in commercial paper will be limited to issues which have the highest rating, at the time of purchase, by Standard & Poors (“S&P”) or Moody’s Investor Services (“Moody’s”) or, if not rated, are determined by the investment advisor to be of comparable investment quality.

Repurchase Agreements

Each Fund may invest up to 10% of its total assets in repurchase agreements.  Repurchase agreements are treated as loans to the counterparty because they are arrangements between two parties in which banks, broker dealers, and other recognized financial institutions sell short term securities to the Funds at a specified price and agree at the time of sale to buy the security back at a mutually agreed upon time and price.  The Advisor may invest in repurchase agreements for which the counterparty is rated at least A-1, P-1, or F-1 by two or more nationally recognized ratings agencies.  The collateral backing these repurchase agreements can be in the form of U.S. Government securities, investment grade corporate bonds or U.S. equities.  The Funds or their Custodian will take possession of the securities subject to the terms of the repurchase agreements.

The Advisor will monitor such repurchase transactions to ensure that the value of the underlying collateral will be at least 102% of the total amount of the repurchase obligation, including interest.  In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Funds could experience costs and delays in liquidating the underlying security which is held as collateral, and the Funds could incur a loss if the value of the collateral held declines during this period.

Foreign Securities

The Balanced Fund, the Equity Growth Fund and the Core Equity Fund each may invest up to 10% of total assets (excluding reserves) in foreign securities.  These include non-dollar denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as American Depositary Receipts).  Such investments increase the Funds’ diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value).  These risks are heightened for investments in developing countries, and there is no limit on the portion of the fund’s foreign investments that may be made in such countries.

Variable and Floating Rate Instruments

Unrated variable or floating rate instruments will make up not more than 5% of any assets of the Retirement Income Fund, the Balanced Fund or the Equity Growth Fund.  These instruments require the Advisor to monitor closely the earning power, cash flows and other liquidity ratios of the issuers to ensure they can meet payment upon demand.  These instruments often provide a higher yield than money market rates because they are viewed by the issuer and purchaser as longer-term obligations whose pricing may be based on shorter term rates.

2

Non-Interest-Bearing Securities

Neither the Retirement Income Fund nor the Balanced Fund has invested in non-income-producing securities in the past.  Non-income-producing securities include zero coupon bonds, which pay interest only at maturity; and payment in kind (“PIK”) bonds, which pay interest in the form of additional bonds.  Although there are no plans to do so, as an operating policy, the Retirement Income Fund and the Balanced Fund may invest up to 5% of its assets in such securities.  Should non-interest-bearing securities be held in either of these Funds, there are special tax considerations associated with them.  The Retirement Income Fund will report interest on these securities as income even though no cash interest is received until the security’s maturity or payment date.  Therefore, either of these Funds may have to dispose of some portfolio securities under disadvantageous circumstances to generate cash to satisfy distribution requirements.

Stock Index Futures Contract and Options

The Balanced Fund, the Equity Growth Fund and the Core Equity Fund may enter into stock index futures contracts (or options thereon) to hedge all or a portion of its equity portfolio, or as an efficient means of regulating its exposure to the equity markets.  These Funds will not use futures contracts for speculation, and will limit the use of futures contracts so that (1) no more than 5% of each Fund’s total assets would be committed to initial margin deposits or premiums on such contracts and (2) immediately after entering into such contracts, no more than 20% of the Balanced Fund’s total assets, 30% of the Equity Growth Fund’s total assets or 10% of the Core Equity Fund’s total assets would be represented by such contracts.  These Funds may also purchase call and put options as well as write covered call and put options on securities and financial indices.  The aggregate market value of each Fund’s portfolio securities covering call options will not exceed 15% of the Balanced Fund’s net assets, 25% of the Equity Growth Fund’s net assets or 5% of the Core Equity Fund’s net assets.  Futures contracts and options can be highly volatile and could reduce each Fund’s total return, and a Fund’s attempt to use such investment for hedging purposes may not be successful.  Successful futures strategies require the ability of the investment advisor to predict future movements in securities prices, interest rates and other economic factors.  Each Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts.  Also, losses from options and futures could be significant if a Fund is unable to close out its position due to disruptions in the market or lack of liquidity.

Exchange Traded Funds (ETFs)

These are types of investment companies bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market index.  Subject to the restrictions of the 1940 Act, each Fund may purchase an ETF (including a leveraged ETF) to gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile.  In addition, ETFs have management fees and other expenses that increase their costs and are indirectly paid by the Fund’s investors.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options.  For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index.  Such securities may bear interest or pay dividends at below market or even relatively nominal rates.  Under some conditions, the redemption value of such an investment could be zero.  Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

INVESTMENT POLICIES

The Funds are subject to investment limitations.  If a percentage limitation is satisfied at the time of the investment, a later increase or decrease in the percentage resulting from a change in the value of a Funds’ portfolio securities will not constitute a violation. The portfolio manager will determine, based on current market conditions, when to realign the portfolio within its original investment limitations.  The Funds may be unable to sell certain securities due to low credit ratings or limited market trading.

3

Fundamental Investment Policies

The following investment policies have been designated as “fundamental” policies, which means that they may only be changed with respect to a particular Fund by a vote of a majority of the shareholders of the Fund.  This means the affirmative vote of the lesser of (a) 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The Retirement Income Fund, the Balanced Fund and the Equity Growth Fund will not:

1.

Issue senior securities or borrow money;

2.

Engage in the business of underwriting securities of other issuers except to the extent that a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 as amended in disposing of investment securities;

3.

Invest more than 25% of each respective Funds’ total assets in any one industry;

4.

Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, this shall not prohibit the Equity Growth Fund or the Balanced Fund from purchasing publicly traded securities of companies engaging in whole or in part of such activities;

5.

Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

6.

Make loans, except that each Fund may purchase or hold debt securities in accordance with its investment objectives and policies and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

7.

Invest in companies for the purpose of exercising management or control;

8.

Invest in bank obligations having remaining maturities in excess of one year, except that (1) securities subject to repurchase agreements may have longer maturities, and (2) the Retirement Income Fund or the Balanced Fund may invest in bank obligations without regard to maturity;

9.

Purchase securities on margin, make short sales of securities or maintain a short position;

10.

Invest more than 5% of a Funds’ total assets in securities issued by a company which, together with any predecessor company, has been in continuous operation for fewer than three years;

11.

Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or except as permitted by the Investment Company Act of 1940;

12.

Permit the purchase or retention of the securities of any issuer if the officers, directors or trustees of the Company, its advisors or managers owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

13

Commit more than 10% of their respective net assets to non-liquid securities, including repurchase agreements with maturities longer than seven days, or to securities subject to restrictions on resale;

14.

Purchase the securities of any one issuer, other than the U.S. Government or any of its instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, except that up to 15% of the value of each Fund’s total assets may be invested without regard to the 5% limitation; or

15.

Acquire more than 10% of the voting securities of any one issuer.

4

The Equity Growth Fund will not:

1.

Change its policy of investing so that under normal market and economic conditions at least 80% of its net assets are in equity securities.

The Core Equity Fund will not:

1.

Change its policy of investing so that under normal market and economic conditions at least 80% of its net assets are in equity securities;

2.

Change its classification as a diversified investment company;

3.

Invest more than 25% of its net assets in any one industry or group of industries;

4.

Issue senior securities or borrow money in excess of 33-1/3% of its total assets and as otherwise permitted by the 1940 Act, or pledge, encumber or hypothecate more than 33-1/3% of its total assets as collateral for any such permitted borrowings.  For purposes of this policy, repurchase agreements shall be considered as borrowings that are subject to this limit;

5.

Engage in the business of underwriting securities of other issuers except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of certain investment securities that are considered “restricted securities”;

6.

Purchase or sell commodities futures contracts;

7.

Invest in oil, gas, or other mineral exploration or development programs; provided, however, this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part of such activities;

8.

Purchase or sell real estate, except that the Fund may purchase securities of issuers that deal in real estate, such as real estate investment trusts (“REITs”) and may purchase securities which are secured by interests in real estate; or

9.

Acquire any other investment company or investment company security except as permitted by the 1940 Act.

Generally, the 1940 Act permits a mutual fund to borrow monies or issue senior securities for the purpose of making investments, provided that immediately after such borrowing or issuance of senior securities the mutual fund has “asset coverage” of at least 300% (which means that the fund’s total assets, including the borrowings or proceeds from the senior securities but less all liabilities not represented by the borrowings or senior securities, is at least three times the amount of its total liabilities representing the borrowings or senior securities.  With respect to investing in other investment companies, including ETFs, the 1940 Act allows a mutual fund to make such investments so long as immediately after investing, the fund does not own more than 3% of the voting securities of the acquired fund, the fund does not have more than 5% of its total assets invested in any one other acquired fund and the fund does not have more than 10% of its total assets invested in voting securities or all acquired funds.

5

Non-Fundamental (Operating) Policies

In addition to the fundamental policies described above, the Core Equity Fund has adopted the following investment policies which are not “fundamental” policies, but are operating policies that may be changed at any time by action of the Board of Directors:

The Core Equity Fund will not:

1.

Invest more than 10% of its total assets in non-liquid securities, including repurchase agreements with maturities longer than seven days, or in securities subject to restrictions on resale; or

2.

Make loans, except repurchase agreements secured by obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or

3.

Purchase securities on margin, make short sales of securities or maintain a short position;

Disclosure of Portfolio Holdings

Non-public portfolio holdings information is disclosed to select brokerage firms and rating agencies.  The Funds do not receive any compensation or consideration, directly or indirectly, in return for distributing information about their portfolio holdings.  At no time is any non-public portfolio holdings information distributed to investors.  Portfolio holdings are provided to bond traders when requested to aid them in finding appropriate fixed income securities for the Retirement Income Fund and the Balanced Fund.  Non-public information about a Fund’s portfolio holdings is also disclosed to rating agencies, such as Morningstar, Standard & Poors or Moody’s, whose purpose in receiving that information is to compile and publish ratings and related information about the Funds.  Generally, the information disclosed to brokers represents the most current portfolio holdings and is typically distributed once per quarter.

The Advisor follows procedures to ensure that non-public information about its portfolio holdings is disclosed only when such disclosure is in the best interest of a Fund and its shareholders.  All requests for information (including lists) on holdings in any of the Funds are forwarded to the portfolio managers.  The Senior Portfolio Manager determines whether or not the request is legitimate and if the information should be provided to the individual(s) or companies.  Release of fund portfolio holdings is limited to those on a “need to know basis” and is always subject to a duty of non-disclosure by the recipient and a duty not to trade on the basis of non-public information.  All other requests are denied.  Any failure to follow these procedures will be reported to the Company’s Chief Compliance Officer.

6

MANAGEMENT OF THE COMPANY

Advance Capital I, Inc. is managed by a Board of Directors.  The Directors are responsible for managing the company’s business affairs and for exercising all the company’s powers except those reserved for the shareholders.  The Board has designated an Audit Committee comprised of the Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act).  Janice Loichle serves as the Audit Committee’s Chairperson.  The Audit Committee provides oversight regarding the accounting and financial reporting policies and practices, systems of internal controls and independent audit of the Funds.  The Audit Committee has adopted a formal written charter that is available upon request.  One Audit Committee meeting was held during the last fiscal year.  There are no other committees of the Board.  Officers and Directors of the Company, their addresses, and principal occupations during the last five years, are as follows:

Name and Address	Position(s) and Office(s)	Year Elected as a Director(1)	Principal Occupation(s) During past 5 Years	Number of Portfolios Overseen	Other Directorships Held(2)

"INTERESTED" DIRECTOR(3)

Christopher M. Kostiz	Director	2012	President, Advance Capital I,	4	None
One Towne Square	and		Inc.; Vice President, Advance
Suite 444	President		Capital I, Inc. from prior to
Southfield, MI 48076			2010 until January 2012;
Age 48			President and Senior
Portfolio Manager, Advance
Capital Management, Inc.

"DISINTERESTED" DIRECTORS

Joseph A. Ahern	Director	1995	Attorney; President and	4	Birmingham
One Towne Square			Shareholder, Ahern & Kill,		Bloomfield
Suite 444	Independent		formerly Ahern Fleury since		Bancshares,
Southfield, MI 48076	Chairman	2005	prior to 2011(law firm)		Inc. (2011 to
Age 58					date)

Susan E. Burns	Director	2008	Vice President for Development &	4	None
One Towne Square			Alumni Affairs and President of
Suite 444			The Wayne State University
Southfield, MI 48076			Foundation since February 2016;
Age 54			President, St. John Providence
Foundations from prior to 2011
Until February 2016 (Healthcare)

Janice E. Loichle	Director	2001	Retired; since prior to 2011;	4	None
One Towne Square			former Vice President, Chief
Suite 444			Integration Officer and Chief of
Southfield, MI 48076			Local Exchange Operations, XO
Age 68			Communications, Inc.(formerly
NEXTLINK Communications);
President, NEXTLINK Solutions
(Telecommunications)

Thomas L. Saeli	Director	2000	Chief Executive Officer, JRB	4	Ultralife
One Towne Square			Enterprises, Inc. since March		Corporation
Suite 444			2011 (manufacturing)		(2010 to date)
Southfield, MI 48076
Age 59

7

Name and Address	Position(s) and Office(s)	Year Elected as a Director(1)	Principal Occupation(s) During past 5 Years	Number of Portfolios Overseen	Other Directorships Held(2)

OTHER OFFICERS

Kathy J. Harkleroad	Vice	1996	Vice President, Chief	N/A	None
One Towne Square	President,		Compliance Officer and
Suite 444	Chief		Secretary, Advance Capital I,
Southfield, MI 48076	Compliance		Inc. and Advance Capital
Age 63	Officer		Group, Inc.; Marketing
	and		Director, Advance Capital
	Secretary		Services, Inc.

Julie Katynski	Vice	2003	Vice President - Finance,	N/A	None
One Towne Square	President		Assistant Secretary &
Suite 444	and		Treasurer, Advance Capital I,
Southfield, MI 48076	Assistant		Inc. and Advance Capital
Age 50	Secretary		Group, Inc.

	Treasurer	2012

Joseph Theisen	Vice	2012	Vice President, Advance	N/A	None
One Towne Square	President		Capital I, Inc.; President,
Suite 444			Advance Capital Group, Inc.;
Southfield, MI 48076			President, Advance Capital
Age 55			Services, Inc.

(1)

There is no set term of office for directors and officers.  The independent directors have adopted a retirement policy, which calls for their retirement in the year in which they reach the age of 70.

(2)

This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

(3)

Mr. Kostiz is an “interested person” of the Funds, as defined in the Investment Company Act of 1940, because he is an officer of the Funds’ Advisor.

The Company knows of no arrangements or understandings between a director or officer and any other person pursuant to which a person has been selected as a director or officer.  There is no family relationship between any of the directors and any of the officers of the Company.

Additional Information about the Directors

The following sets forth information about each director’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service on the Board.  These encompass a variety of factors, including, but not limited to, their financial and investment experience, academic background, willingness to devote the time and attention needed to serve as a Director, and past experience as directors of the Company, other investment companies, operating companies or other types of entities.  No one factor is controlling, either with respect to the group or any individual.  The inclusion of a particular factor does not constitute an assertion by the Board of Directors or any individual director that a director has any special expertise that would impose any greater responsibility or liability on such director than would exist otherwise.

Christopher M. Kostiz. Mr. Kostiz is currently President of Advance Capital Management, Inc., the Company’s investment advisor. He has served as a portfolio manager for various Advance Capital I, Inc. Funds since 1995.  In this role, he is instrumental in implementing the investment strategies and managing the overall structure of the Funds.  He also serves as the chief investment officer for other investment strategies managed by Advance Capital Management, Inc.  Mr. Kostiz has over 20 years of experience managing mutual fund assets and holds an MBA in finance from Wayne State University.

8

Joseph A. Ahern. Mr. Ahern is President of Ahern & Kill, a law firm dedicated to serving business clients.  He has represented business clients for over 25 years in a variety of matters, including investment and financial matters, and has also served on a variety of corporate and charitable boards.  Mr. Ahern is active in the Mutual Fund Directors Forum and the Conference of Fund Leaders.

Susan E. Burns . Ms. Burns is currently the Vice President for Development and Alumni Affairs and President of the Wayne State University Foundation.  Prior to that, Ms. Burns was President of the St. John Providence Foundations for more than seven years.  In these roles, her duties have included the acquisition, growth and distribution of endowments and other restricted funds generated through philanthropy.  For over 20 years, she has worked directly with investment and finance committees of several large non-profit corporations responsible for setting accounting and investment policies and selecting investment consultants and funds.

Janice E. Loichle. Ms. Loichle, now retired, previously served in various accounting, finance, and operations management positions for both public-owned and privately-held telecommunications companies.  In these capacities, she participated in evaluating businesses for acquisitions, due diligence, and subsequent integration of acquired companies.  Her experience as Controller and Chief Accounting Officer also provided a substantial knowledge base with respect to accounting and other financial matters.  She is Chair of the Board’s Audit Committee, and the Board has determined that she is a “financial expert”.

Thomas L. Saeli. Mr. Saeli is currently the Chief Executive Officer of JRB Enterprises, Inc., a manufacturer of commercial and industrial roofing systems.  Prior to that, Mr. Saeli was a business consultant to senior executives of middle market industrial companies.  He is also a member of the Board of Directors and on the audit committee of Ultralife Corporation, a NASDAQ-traded company, and a member of the board of directors and finance committee of Oakwood Hospital in Dearborn, Michigan.  Mr. Saeli has previous experience as the Chief Executive Officer of a publicly traded company, has worked in a large corporate environment responsible for worldwide acquisitions, has been a partner in a successful private equity firm, and is experienced in operations, finance and accounting.  The Board has determined that Mr. Saeli is a “financial expert”.

Board Leadership Structure

As indicated above, the business and affairs of the Company are managed under the direction of the Board of Directors.  The directors have delegated day-to-day management to the Advisor, subject to the directors’ oversight.  The Board of Directors is currently comprised of five directors, four of whom are not “interested persons” and are therefore considered “independent directors.”  All independent directors serve on the Audit Committee of the Board.  The offices of Chairman of the Board of Directors and President of the Company are held by two different people.  The independent directors have also determined to appoint the Chairman of the Board as the “lead” independent director, and in this capacity he is responsible to review and comment upon advance drafts of Board meeting agendas.  The Board of Directors believes that there is a high and generally equivalent level of engagement and participation demonstrated by and expected of all independent directors, that they have unfettered access to management of the Advisor and that they each play an active and engaged role with respect to oversight responsibilities.

9

Risk Oversight

The Board considers its role with respect to risk management to be one of oversight rather than active management.  The Company faces a number of types of risks, including investment risk, legal and compliance risk, operational risk (including business continuity risk), reputational and business risk.  The Board recognizes that not all risks potentially affecting the Company can be identified in advance, and that it may not be possible or practicable to eliminate certain identifiable risks.  As part of the directors’ oversight responsibilities, the directors generally oversee the Company’s risk management policies and processes as these are formulated and implemented by the Advisor’s management, particularly its Chief Compliance Officer and her supporting staff.  These policies and processes seek to identify relevant risks and, where practicable, lessen the possibility of their occurrence and/or mitigate the impact of such risks if they were to occur.  Various parties, including management of the Advisor, the Company’s independent registered public accountants and other service providers provide regular reports to the Board on various operations of the Company and related risks and their management.  In particular, the Company’s Chief Compliance Officer regularly reports to the directors with respect to legal and compliance risk management, the Chief Financial Officer reports on financial operations, the Advisor’s Valuation Committee reports regularly to the independent directors, and a variety of other management personnel report on other risk management areas, including the operations of certain affiliated and unaffiliated service providers to the Company.  The Audit Committee maintains an open and active communication channel with both the Company’s personnel and its independent auditor, largely (but not exclusively) through its chair.

Ownership of Fund Shares

The equity securities in the Funds beneficially owned by the directors of the Company as of April 1, 2016, were as follows:

Name of Director	Dollar Range of Equity Securities held in each of the Advance Capital I, Inc. Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in the Advance Capital Family of Funds
	DISINTERESTED DIRECTORS

Joseph A. Ahern	Retirement Income Fund	$10,001 - $50,000	Over $100,000
	Balanced Fund	Over $100,000
	Equity Growth Fund	$1 - $10,000
	Core Equity Fund	$50,001 - $100,000

Susan E. Burns	Retirement Income Fund	Over $100,000	Over $100,000
	Balanced Fund	$0
	Equity Growth Fund	$0
	Core Equity Fund	$0

Janice E. Loichle	Retirement Income Fund	$0	Over $100,000
	Balanced Fund	Over $100,000
	Equity Growth Fund	Over $100,000
	Core Equity Fund	$0

Thomas L. Saeli	Retirement Income Fund	$0	Over $100,000
	Balanced Fund	$10,001 - $50,000
	Equity Growth Fund	Over $100,000
	Core Equity Fund	$0

	INTERESTED DIRECTOR

Christopher M. Kostiz	Retirement Income Fund	$50,001 - $100,000	Over $100,000
	Balanced Fund	$50,001 - $100,000
	Equity Growth Fund	$10,001 - $50,000
	Core Equity Fund	$10,001 - $50,000

10

Compensation

Only the disinterested directors are paid compensation from the Funds for their services as directors.  Directors are also reimbursed for expenses incurred in attending the meetings.  For the period June 1, 2015 through June 30, 2016, the Funds pay quarterly fees of $5,150 to each disinterested director.  The Chairman of the Board receives an additional 50% in compensation.  The Funds did not offer its directors any pension or retirement benefits during or prior to the fiscal year ended December 31, 2015.  The following table provides information regarding the compensation paid to the disinterested directors by the Company with respect to all of its Funds for the year ended December 31, 2015.

Total
Name of Director	Compensation

Joseph A. Ahern	$30,450
Susan E. Burns	$20,300
Janice E. Loichle	$20,300
Thomas L. Saeli	$20,300

PROXY VOTING POLICIES AND PROCEDURES

Because some of the Funds may hold various equity securities in their portfolios, they will have the right to vote by proxy on items of business that the issuers of those securities present to shareholders from time to time.  The Company has adopted a proxy voting procedure whereby, subject to oversight from the Company’s Board of Directors, the Advisor of a particular Fund that actually manages the assets of that Fund has been delegated the responsibility for assessing and voting that Fund’s proxies in accordance with the Advisor’s own proxy voting policies and procedures, as applicable.  These policies and procedures include specific provisions to determine when a conflict exists between that Fund and the Advisor or its affiliates.  A copy of the proxy voting policy and procedures of the Advisor is attached to this SAI as Appendix B-1.

An annual record of all proxy votes cast by the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, upon request, by calling (800) 345-4783, or by viewing the Company’s report on Form N-PX on the SEC’s website at http://www.sec.gov.

CODE OF ETHICS

The Company, the Advisor, the Administrator, and the Distributor have each adopted a code of ethics which complies in all material respects with Rule 17j-1 under the 1940 Act.  These codes of ethics are designed to prevent directors, officers and designated employees (“Access Persons”) who have access to information concerning portfolio securities transactions of each of the Funds from using that information for their personal benefit or to the disadvantage of any of the Funds.  The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities which may be purchased or held by the Funds, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low such as open-end mutual fund shares and money market instruments).  Each of the codes of ethics has been filed as an exhibit to the Company’s registration statement of which this SAI is a part, and is available from the Company’s filings on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Controlling Persons

As of April 1, 2016, no individual owned of record or beneficially 25% or more of the voting securities of any of the Company’s four Funds, and no person controlled any of the Company’s four Funds.

11

Principal Holders of Securities

As of April 1, 2016, the following persons owned of record or beneficially 5% or more of the outstanding shares of the share classes of the Company’s four Funds.

Name of Fund and Share Class	Name and Address of Beneficial Owner	Number of Beneficial Ownership Shares*	Percentage of Share Class

Retirement Income Fund -	Carey & Company	56,631	98.41%
Institutional Shares	7 Easton Oval
	Columbus, OH 43219

Balanced Fund -	Advance Capital Group, Inc.	61,985	99.66%
Institutional Shares	Employee Stock Ownership Plan
	One Towne Square, Suite 444
	Southfield, MI 48076

Equity Growth Fund -	Carey & Company	67,548	98.89%
Institutional Shares	7 Easton Oval
	Columbus, OH 43219

Core Equity Fund -	Robert J. Cappelli	86,160	11.42%
Retail Shares	2659 West Gulf Drive, Unit A102
	Sanibel, FL 33957

Core Equity Fund -	Carey & Company	12,539	93.46%
Institutional Shares	7 Easton Oval
	Columbus, OH 43219

Core Equity Fund -	TD Ameritrade Trust Company	877	6.54%
Institutional Shares	P.O. Box 17748
	Denver, CO 80217

* = Rounded to the nearest whole share

Management Ownership

As of April 1, 2016, all directors and officers of the Company, as a group, owned 33,916 Retail Shares of the Retirement Income Fund (0.2% of the total Retail Shares outstanding), 36,863 Retail Shares of the Balanced Fund (0.8% of the total Retail Shares outstanding), 31,135 Retail Shares of the Equity Growth Fund (1.4% of the total Retail Shares outstanding), and 10,214 Retail Shares of the Core Equity Fund (1.4% of the total Retail Shares outstanding) .

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Advance Capital Management, Inc. (the “Advisor”) serves as investment advisor to each of the Funds. The principal business address of the Advisor is One Towne Square, Suite 444, Southfield, Michigan 48076.  The Advisor is a wholly-owned subsidiary of Advance Capital Group, Inc. (“ACG”), the Administrator and Transfer Agent for the Funds, and ACG is controlled by John C. Shoemaker, Robert J. Cappelli and Raymond A. Rathka, each of whom owns 22.67% of the outstanding voting stock of ACG as of April 1, 2016.  The Advance Capital Group, Inc. Employee Stock Ownership Plan owns 32.00% of the outstanding voting stock of ACG as of April 1, 2016.

12

The Investment Advisory Agreement provides that the Advisor shall not be held liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad-faith, or gross negligence on the part of the Advisor in the performance of their duties or from reckless disregard by them of their duties and obligations there under.

The Advisor has agreed to pay certain expenses, incurred in connection with its activities under the Investment Advisory Agreement other than the cost of securities, including brokerage commissions, purchased for the Fund.  Specifically, the Advisor will pay for (a) the salaries and employment benefits of all its employees who are engaged in providing these services, (b) adequate office space and suitable office equipment for such employees, (c) all telephone and postage costs relating to such functions.

For services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Advisor receives a fee on an annual basis equal to 0.70% of the average daily net assets for the first $500 million and 0.65% of the average daily net assets exceeding $500 million of the Equity Growth and Balanced Funds and 0.50% of the average daily net assets for the first $500 million and 0.45% of the average daily net assets exceeding $500 million of the Retirement Income Fund and 0.80% of the average daily net assets of the Core Equity Fund.   From time to time, as it may deem appropriate in its sole discretion, the Advisor may waive a portion or all of its advisory fee.  During the fiscal years ended December 31, 2013, 2014 and 2015, the Funds paid the following amounts to the Advisor relating to investment advisory services:

	2013	2014	2015

Retirement Income Fund	$1,158,609	$1,026,766	$850,700
Balanced Fund	$1,153,764	$1,171,198	$915,582
Equity Growth Fund	$624,098	$609,700	$442,615
Core Equity Fund	$103,323	$124,240	$98,763

The Fund’s advisor contractually agreed to waive its fees and reimburse expenses of Institutional Class shares of the Retirement Income Fund, at least until April 30, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation) will not exceed 0.51% of the Retirement Income Fund’s average daily net assets attributable to Institutional Class shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Retirement Income Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Retirement Income Fund’s Board of Directors, on 60 days’ written notice to the Retirement Income Fund’s advisor.  There is no fee waiver in place for Retail Shares of the Retirement Income Fund. As of December 31, 2015, the Advisor waived fees of $420 which are subject to repayment until December 31, 2018.

Portfolio Manager Compensation

The portfolio managers for the Advance Capital I, Inc. Funds are compensated in the form of a base salary and yearly bonus. The method for determining the salary is based on comparable industry statistics for the type, years of service and general experience of the portfolio manager. Any annual merit increase is measured on aggregate factors such as firm profitability and the managers’ level of duties and responsibilities.  The annual bonus, if any, is measured based upon overall firm performance and profitability.  An additional performance bonus is available for portfolio managers based upon the individual performance of the fund’s managed relative to their Morningstar category. The maximum achievable bonus is currently 15 percent of base salary.

13

Fund Ownership by Portfolio Managers

The equity securities in the Advance Capital I, Inc. Funds beneficially owned by the portfolio managers as of December 31, 2015, were as follows:

Portfolio Manage	Advance Capital Fund	Dollar Range of Equity Securities Beneficially Owned(1)

Christopher M. Kostiz	Retirement Income Fund	$10,001 - $50,000
	Balanced Fund	$50,001 - $100,000
	Equity Growth Fund	$10,001 - $50,000
	Core Equity Fund	$10,001 - $50,000

Gregory O. MacKenzie	Retirement Income Fund	$1 - $10,000
	Balanced Fund	$1 - $10,000
	Equity Growth Fund	$1 - $10,000
	Core Equity Fund	$1 - $10,000

Vincent A. Vitale	Retirement Income Fund	None
	Balanced Fund	$1 - $10,000
	Equity Growth Fund	$1 - $10,000
	Core Equity Fund	None

(1)

Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; over $100,000.

Other Funds or Accounts Managed

Mr. Kostiz is responsible for the fixed income portion of the Balanced Fund and Retirement Income Fund.  He is also responsible for the oversight of the equities in the Equity Growth, Balanced and Core Equity Funds.  None of the portfolio managers are responsible for providing investment management of the portfolios of any other registered investment companies, pooled investment vehicles, or other accounts.

Conflicts of Interest

Advance Capital Management has adopted policies designed to address any potential conflicts associated with managing multiple portfolios. These policies include trading, best execution, 17A-7 and others. At this time, the company manages exclusively the Advance Capital I Funds and may, in the future, manage separate accounts on behalf of institutions, pensions, colleges and universities.

12b-1 Distribution Plan

Expenses of the Funds’ Retail Shares may include distribution-related expenses which this class of shares is permitted to bear under a Plan of Distribution complying with the provisions of Rule 12b-1 under the 1940 Act.  Such a Plan was approved by the Board of Directors, including a majority of the Directors who are disinterested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan.  Under the Plan, 0.25% of the average daily net assets attributable to Retail Shares of each Fund, for any fiscal year, is expended for preparation, reproduction, and distribution of sales literature and prospectuses used for sales purposes; public relations and communications with investors and prospective investors; and compensation of sales personnel.

Under the Distribution Plan, each Fund is authorized to reimburse the Distributor for its activities (which are the same as those authorized by the Plan) on behalf of each Fund on a monthly basis, provided that any payment by a Fund to a Distributor, together with any other payments made by such Fund pursuant to the Plan, shall not exceed .02083% of the average daily net assets attributable to Retail Shares of each Fund for the prior month (0.25% on an annualized basis).

14

The Plan was initially approved on July 17, 1987, by the Directors of the Company, including a majority of the Directors who were disinterested persons (as defined in the 1940 Act) of the Company and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the Qualified Directors).  In approving the Plan, the Directors determined that the Plan was in the best interest of the shareholders of each Fund.  At the first Annual Meeting of Shareholders held on July 22, 1988, for the shareholders of the Balanced Fund and Equity Growth Fund and July 23, 1993, for the shareholders of the Retirement Income Fund, the Plan of Distribution was approved.  A modification of the plan to reduce the fees charged under the plan to 0.25% annually, was approved by the Board of Directors on April, 24, 1992.  During the fiscal year ended December 31, 2013, the Company paid or accrued distribution expenses of $577,920, $410,560, $218,911, $31,100 for the Retirement Income Fund, Balanced Fund, Equity Growth Fund and Core Equity Fund, respectively, to the Company's distributor, Advance Capital Services, Inc. During the fiscal year ended December 31, 2014, the Company paid or accrued distribution expenses of $512,006, $417,304, $214,071, $37,638 for the Retirement Income Fund, Balanced Fund, Equity Growth Fund and Core Equity Fund, respectively, to the Company's distributor, Advance Capital Services, Inc.  During the fiscal year ended December 31, 2015, the Company paid or accrued distribution expenses of $423,842, $325,072, $154,645, $30,487 for the Retirement Income Fund, Balanced Fund, Equity Growth Fund and Core Equity Fund, respectively, to the Company’s distributor, Advance Capital Services, Inc.

Administrator and Transfer Agent

Advance Capital Group, Inc., One Towne Square, Suite 444, Southfield, Michigan, 48076, serves as the Company’s Administrator and Transfer Agent.   Under the Administration and Transfer Agent Agreement, the Administrator agrees to maintain office facilities for the Company, furnish the Company with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Company, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds.  The administrator prepares semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with the state commissions, maintains financial accounts and records and generally assists in all aspects of the Company’s operations.  Advance Capital Group, Inc., acting in its capacity as Transfer Agent, arranges for and bears the cost of processing share purchase and redemption orders, maintains shareholder record accounts and serves as dividend disbursing agent, with duties involving calculation of dividends and capital gains distributions and issuing dividend and capital gains payment records.  The Transfer Agent is also responsible for preparing and mailing to shareholders periodic account statements, federal tax information and daily confirmations of transactions in Fund shares.  In addition, the Transfer Agent will respond to telephone and mail inquiries concerning the status of shareholder accounts.

During the fiscal years ended December 31, 2013, 2014 and 2015, the Funds paid or accrued the following fees to Advance Capital Group, Inc. for its services as transfer agent and dividend disbursing agent for the Funds:

	2013	2014	2015

Retirement Income Fund	$179,840	$178,559	$181,773
Balanced Fund	$128,396	$142,733	$139,951
Equity Growth Fund	$74,183	$79,182	$77,537
Core Equity Fund	$22,108	$30,945	$32,415

Custodian

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is Custodian of the Company’s assets.  Under the custodian agreement, Fifth Third has agreed to a) maintain separate accounts in the name of the Company; b) make receipts and disbursements of money on behalf of the Company; c) collect and receive all income and other payments and distributions on account of the Company’s portfolio securities; d) respond to correspondence from securities brokers and others relating to its duties; e) maintain certain financial accounts and records; and f)  make periodic reports to the Company’s Board of Directors concerning the Company’s operations.  Under the custodian agreement, the Custodian is entitled to monthly fees for furnishing custodial services and is entitled to reimbursement for its out of pocket expenses in connection with the above services.

15

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Company.  The financial highlights of the Company for the years ended December 31, 2011 through December 31, 2015, included in the Prospectus and the financial statements of the Company for the years ended December 31, 2011 through December 31, 2015, incorporated by reference into this Statement of Additional Information, respectively, have been audited by Cohen Fund Audit Services, Ltd.

Legal Counsel

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, acts as counsel to the Company.

PORTFOLIO TRANSACTIONS

The Advisor is responsible for making decisions with respect to, and placing orders for, all purchases and sales of portfolio securities.  Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions.  On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.  Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions.  With respect to over-the-counter transactions, the Company, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

The Investment Advisory Agreement between the Company and the Advisor, provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the best net price and the most favorable execution.  The Advisor will consider factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any for the specific transaction and on a continuing basis.  In addition, the Investment Advisory Agreement authorizes the Advisor, to the extent permitted by law and subject to the review of the Company’s Board of Directors, from time to time, with respect to the extent and continuation of this policy, to cause any of the Funds to pay a broker-dealer which furnishes brokerage and research services at a higher commission than that which might be charged by another broker-dealer for effecting the same transaction.  This is allowed when the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor, to the accounts to which it exercises investment direction.  Such brokerage and research services may consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, yields or broad overviews of the stock market and the economy.

Supplementary research information received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the investment advisory fee payable to the Advisor by the Company.  Such information may be useful to the Advisor in servicing both the Company and other clients, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Company.

The Company has authorized the Advisor to pay slightly higher commissions to those firms that provide research services to the Advisor as compared to those firms which do not provide research; commonly referred to as “soft dollar” arrangements.  The Advisor will do so only if a good faith determination is made by the Advisor that the commission is reasonable in relation to the value of brokerage and research services provided.  The Company does not authorize any third party payments related to these “soft dollar” arrangements.

Portfolio securities will not be purchased from, or sold to, the Advisor, the Distributor or any affiliated person of any of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the 1940 Act and the rules and regulations thereunder, or by order of the Securities and Exchange Commission.

16

Portfolio Turnover

Portfolio turnover is the practice by mutual funds of buying and selling securities within Funds.  Before investing in a mutual fund, you should review its portfolio turnover rate for an indication of the potential effect of these transaction costs on the Fund’s future returns.  Typically, the greater the volume of buying and selling by the Fund, the greater the impact that brokerage commissions and other transaction costs will have on its return.  Also, Funds with high portfolio turnover rates (100% or more) may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.  The average turnover rate for all domestic stock funds is about 80%.  For 2014, the portfolio turnover rates for Advance Capital I, Inc. Funds were as follows: Retirement Income Fund, 37%; Balanced Fund, 158%; Equity Growth Fund, 254%, Core Equity Fund, 235%. For 2015, the portfolio turnover rates for Advance Capital I, Inc. Funds were as follows: Retirement Income Fund, 28%; Balanced Fund, 138%; Equity Growth Fund, 218%, Core Equity Fund, 209%.  A turnover rate of more than 100% is likely in the Balanced Fund, Equity Growth Fund and Core Equity Fund each year as a result of the Advisor’s investment process.

CAPITAL STOCK AND OTHER SECURITIES

Advance Capital I, Inc. shares are currently classified into four series of shares, with each series representing an ownership interest in one of four separate investment portfolios.  Each series is in turn divided into two classes of shares; Retail shares and Institutional shares.  Each share is entitled to such dividends and distributions out of the income earned on the assets belonging to such class of shares as are declared at the discretion of the Board of Directors.

Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by series or class, except as otherwise expressly required by law, or when the matter to be voted upon affects only the interest of the shareholders of a particular series or class.  At such time, shares of capital stock of the Company shall be voted by individual series or class and only shares of capital stock of the respective series or class affected by a matter shall be entitled to vote on such a matter.  The approval of an investment company agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of both classes of such Fund.  Also, the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of all Funds without regard to series or class.

Shares have no preemptive rights and only conversion or exchange rights as the Board of Directors allows.  When issued for payment, the Company’s shares will be fully paid and non-assessable.  In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution of any general assets of the Company not belonging to any particular Fund which are available for distribution.

The Board of Directors is authorized, with shareholder approval, to (a) sell all assets of a Fund at net asset value for consideration involving cash or securities and transfer to another management investment company (b)  sell and convert the Fund’s assets into cash and cause all shares of the Fund to be redeemed at net asset value (c) combine the assets belonging to a Fund with the assets belonging to another Fund as long as the Board of Directors determines that such combination will not have a material adverse effect on shareholders of any Fund participating in such combination.

PURCHASE AND PRICING OF SHARES

Shares may be purchased in any of the Funds by completing an Application to Purchase Shares.  The Application and a check made payable to Advance Capital I, Inc. can be mailed to the Southfield, Michigan address located on the cover of this Statement.

17

Securities are valued at fair market value, or if a market quotation is not readily available or deemed unreliable, at their fair value.  The net asset value is calculated by adding up the total assets attributable to each class of shares of a Fund, subtracting all of the liabilities, or debts attributable to that class of shares, and then dividing by the total number of shares of that class which are outstanding.

Total Assets - Total Liabilities

Net Asset Value =

Number of Shares Outstanding

Set forth below is a specimen price make-up sheet showing, as of December 31, 2015, the computation of total offering price per share of Retail shares of each Fund, using the basis set forth in the Prospectus for valuation of such Fund’s portfolio securities and other assets.

SPECIMEN PRICE MAKE-UP SHEET -- December 31, 2015

	Retirement Income Fund	Balanced Fund	Equity Growth Fund	Core Equity Fund

Securities at value	$134,010,708	$94,708,055	$47,341,346	$8,828,610
Cash and other assets, including accrued income	996,481	388,797	64,425	22,678
Total assets	135,007,189	95,096,852	47,405,771	8,851,288
Liabilities, including accrued expenses	(153,217)	(33,224)	(32,420)	(4,953)
Net assets	$134,853,972	$95,063,628	$47,373,351	$8,846,335

Retail Shares - Net asset value
Net assets	$134,361,926	$94,145,256	$46,002,663	$8,699,566
Number of shares outstanding	15,654,849	5,222,566	2,376,523	808,191
Per share	$8.58	$18.03	$19.36	$10.76

Institutional Shares - Net asset value
Net assets	$492,046	$918,372	$1,370,688	$146,769
Number of shares outstanding	57,365	51,035	69,209	13,263
Per share	$8.58	$17.99	$19.81	$11.07

TAXATION OF THE FUNDS

The Internal Revenue Code of 1986 treats each Fund in a series mutual fund as a separate corporation.  Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986.  By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Tax Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred in tax years beginning December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

18

At December 31, 2015, capital loss carryovers and their expiration dates were as follows:

	Equity		Retirement	Core
	Growth Fund	Balanced Fund	Income Fund	Equity Fund
December 31, 2016	$0	$0	$39,244,091	$0
December 31, 2017	0	0	10,127,592	0
December 31, 2018	0	0	3,971,993	0
Nonexpiring Losses-ST	853,014	3,337,164	639,388	50,860
Nonexpiring Losses-LT	200,420	0	1,132,059	0
Total	$1,053,434	$3,337,164	$55,115,123	$50,860

The Company intends to distribute to shareholders of each Fund all capital gains and income earned.  Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received.  This applies whether dividends are received in cash or as additional shares.  Information on the tax status of dividends is provided annually.  At the time of your purchase, the Fund’s net asset value may reflect undistributed income or capital gains or unrealized appreciation of securities held by the Fund.  A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as described above.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016.  FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of  foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Company’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control, and a complete and thorough review of all new opening account applications.  The Company will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

19

FINANCIAL STATEMENTS

The report of Cohen Fund Audit Services, Ltd., the independent registered public accounting firm, and the audited financial statements of each Fund, which are contained in the Advance Capital I, Inc. Annual Report to Shareholders for the year ended December 31, 2015, previously sent to shareholders of each Fund and filed with the SEC, are hereby incorporated by reference into this Statement of Additional Information.  The Company will furnish a copy of this Annual Report to shareholders, without charge, upon request made to Advance Capital I, Inc., P.O. Box 3144, Southfield, Michigan 48037.

20

APPENDIX A -- DESCRIPTION OF SECURITIES RATINGS

Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc.  (“S&P”)

AAA -- Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC and C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay principal and interest in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D -- Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Note:  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show the relative standing within the major rating categories.

Moody’s Investors Service, Inc.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as an upper medium grade obligation.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small.

Caa -- Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aaa through B in its corporate bond rating system.  The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

A-2

APPENDIX B-1 - PROXY VOTING POLICIES OF
ADVANCE CAPITAL MANAGEMENT, INC.

The following guidelines describe how Advance Capital Management, Inc. (“ACM”), as advisor to the Advance Capital I, Inc. Funds, intends to vote on some commonly raised or potentially contentious proxy issues.  These guidelines have been developed with a view to encourage companies to take action that is in the long-term best economic interest of shareholders.  The guidelines are to help determine whether to support or oppose a proposal by a corporation (or shareholder), such action having been placed before all shareholders for a vote.  Chris Kostiz is responsible for the implementation and monitoring of this policy.

The guidelines cover a broad range of corporate governance matters.  ACM documents the reason for voting for the voting decision of all non-routine proxy proposals.  This documentation will take place on the original proxy ballot that is sent to ACM.  Many types of proposals cannot be classified in advance as favorable or unfavorable.  Such a determination will depend on the origin and purpose of the proposal in the specific instance.  In such cases, ACM will assess each proposal individually to determine the probable effect on shareholder value and the impact on the rights of shareholders.  In accordance with ACM’s fiduciary duty, we will vote in the manner that most enhances the long-term value of our investments.

BOARD RECOMMENDATIONS

ONE OF THE KEY FACTORS TO CONSIDER WHEN INVESTING IN A PARTICULAR COMPANY IS THE QUALITY AND DEPTH OF ITS MANAGEMENT TEAM.  ACM BELIEVES THAT THE RECOMMENDATION OF A COMPANY’S BOARD ON ANY ISSUE SHOULD BE GIVEN SUBSTANTIAL WEIGHT IN DETERMINING HOW PROXIES SHOULD BE VOTED.  GENERALLY, ACM WILL VOTE WITH THE BOARD ON PROXY ISSUES.  ACM HAS LATITUDE TO VOTE AGAINST THE BOARD RECOMMENDATIONS IN INSTANCES WHERE IT IS BELIEVED THAT DOING SO IS IN THE BEST INTERESTS OF SHAREHOLDERS.

The following is a list of common shareholder issues along with the general view of ACM on such issues:

I.  Independent Boards of Directors

ACM believes that a board with a majority of unrelated directors, and whose key committees are staffed primarily or exclusively with unrelated directors, is better positioned to evaluate corporate management and performance.  Ordinarily, ACM will not vote against a slate of directors simply because it fails to meet the independent standard.  We will do so, however, if corporate performance, over a reasonable period of time, is unsatisfactory.

II.  Size of Boards of Directors

ACM generally supports a board size of 5 to 16 members.  A board that is too large will dilute the voting power of individual members and may reduce the effectiveness of the board.  On the other hand, a board that is too small may not be able to adequately discharge its responsibilities, to the detriment of overall corporate performance.  ACM will not ordinarily vote against a slate of directors simply because the size of the board is outside the guidelines.

III.  Independent Registered Public Accounting Firm

The role of the independent registered public accounting firm is central to the audit committee’s ability to fulfill its responsibilities.  ACM prefers that the audit committee retain the services of a well-known and reputable accounting firm.  ACM will generally support the choice of independent registered public accountants recommended by the board, specifically by the audit committee of the board.  Instances of independent registered public accountants being changed for reasons other than routine rotation will be reviewed on a case-by-case basis.

IV.  Management and Director Compensation

ACM believes that each compensation plan must be reviewed in its entirety to determine if the individual parts serve the purpose of providing the right incentives to managers and directors and if the plan is reasonable.  Compensation and incentives to company management and directors should be consistent with the long-term interests of the shareholders of the company.  Incentive compensation plans must have the overriding purpose of motivating and retaining individuals and must not be unduly generous.  Plans should be closely related to individual and corporate performance.  In general, ACM will review each compensation plan on its own merit and vote in the best interest of shareholders.

V.  Effective Stock Option Plans

ACM assesses proposed stock option plans on a case-by-case basis.  The features of each plan, together with the other aspects of total compensation are reviewed, and, after considering each of the issues, a determination is made concerning the reasonableness of the plan as a whole.  While stock option plans can be effective compensation tools in moderation, they are of concern to shareholders and need to be closely watched.  ACM looks to support stock option plans with some or all of the following features.

•

Potential dilution is less than 10%.

•

The numbers of options granted in a given year expressed as a percentage of shares outstanding is restricted to fewer than 1% of shares outstanding.

•

There are specific performance criteria for the award of options or the vesting of options already granted.

•

Options do not vest immediately.

•

There are strict limits placed on the director’s ability to participate in the plan, in particular, that there is a specific and objective formula for the award of director options.

•

There is no overly strong concentration of options granted to the most senior executive(s).

•

There is no authority for the board of directors to lower the exercise price of options already granted.

VI.  Shareholder Rights Plans

A “shareholder rights plan” provides the shareholders of a target company with rights to purchase additional shares or to sell shares at very attractive prices, in the event of an unwanted offer for the company.  These rights, when triggered, impose significant economic penalties on a hostile acquirer.  ACM will review shareholder rights plans on a case-by-case basis.  In general, ACM will not support shareholder rights plans.

VII.  Social and Corporate Responsibility Issues

ACM will generally vote with the board on the following and other social issues:

•

The Ceres Principles and other corporate environmental practices

•

Board diversity

•

Employment practices and employment opportunity

•

Military, nuclear power and related energy issues

•

Tobacco, alcohol, infant formula and safety in advertising practices

•

Genetically-modified foods

•

Political contributions/activities and charitable contribution

CONFLICTS OF INTERESTS

According to the Securities and Exchange Commission (SEC), an advisor will have a conflict if the advisor is called to vote on a proxy for a company and the advisor, or the advisor’s controlled affiliate, also:

•

Manages the company’s pension plan

•

Administers the company’s employee benefit plan

•

Provides brokerage, underwriting, insurance or banking services to the company

•

Manages money for an employee group

Currently, ACM has no material conflicts in voting proxies.  In the unlikely event that a conflict may arise in the future, ACM will disclose such material conflicts to the client and obtain the written consent of that client before voting the proxy.

RESPONSIBILITY TO VOTE PROXIES

A portfolio manager, analyst or qualified person determined by ACM is responsible for voting proxies in the Advance Capital I, Inc. Equity Growth Fund, Balanced Fund and Retirement Income Fund.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

Greg MacKenzie is responsible for reviewing, evaluating and voting all client proxies.  In general, the above referenced guidelines will be followed when voting proxies.  The votes will be processed through the Proxyedge.com web site or through the mail by hard copy proxy vote. Should ACM wish to change a vote already submitted, he may do so up until the deadline for vote submission, which varies depending on the company’s domicile.

REPORTING AND RECORD RETENTION

Reports for the Advance Capital I, Inc. Equity Growth Fund, Balanced Fund and Retirement Income Fund will be furnished by Proxy Edge.  The reports will specify the proxy issues which have been voted for during the period covered and the position taken with respect to each issue.  Reports will cover quarterly and annual periods.

Part C — Other Information

Item 28. Exhibits

(a)

Form of Articles of Amendment and Restatement, as amended through October 26, 2007 (previously filed as Exhibit (a) to Post-Effective Amendment No. 34 to the registrant’s Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)

(b)

Bylaws, as amended April 27, 2012 (previously filed as Exhibit (b) to Post-Effective Amendment No. 42 to the registrant’s Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)

(c)	None

(d)

Investment Advisory Agreement, dated August 3, 1987, as amended October 1, 2007 (previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 34 to the registrant’s Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)

(e)

Distribution Agreement with Advance Capital Services, Inc. as amended October 1, 2007 (previously filed as Exhibit (e) to Post-Effective Amendment No. 34 to the registrant’s Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)

(f)	None

(g)	Custodian Agreement with Fifth Third Bank (previously filed as Exhibit (p) to Post-Effective Amendment No. 24 to the registrant’s Form N-1A registration statement and incorporated herein by reference)

(h)(1)

Administration and Transfer Agent Agreement with Advance Capital Group, Inc., amended October 26, 2007 (previously filed as Exhibit (h) to Post-Effective Amendment No. 34 to the registrant’s Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)

(h)(2)	Expense Limitation Agreement between the Registrant, with respect to the Retirement Income Portfolio, and Advance Capital Management, Inc. is filed herewith.

(i)(1)

Opinion of Thompson Hine LLP regarding legality of issuance of shares (previously filed as Exhibit (i) to  Post-Effective Amendment No. 42 to the registrant’s Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)

(i)(2)	Consent of Thompson Hine LLP (filed herewith)

(j)	Consent of Cohen Fund Audit Services, Ltd. (filed herewith)

(k)	None

(l)	None

(m)

Plan of Distribution pursuant to Rule 12b-1 as amended January 26, 2007 (previously filed as Exhibit (m) to Post-Effective Amendment No. 34 to the registrant’s Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)

(n)	None

(o)	Power of Attorney (previously filed as Exhibit (o) to Post-Effective Amendment No. 28 to the registrant’s Form N-1A registration statement, SEC File No. 33-13754 and incorporated herein by reference)

(p)(1)

Code of Ethics of Advance Capital Management, Inc., as revised October 14, 2009 (previously filed as Exhibit (p)(1) to Post-Effective Amendment No. 38 to the registrant’s Form N-1A registration statement, SEC file No. 33-13754 and incorporated herein by reference)

Item 29. Persons Controlled By or Under Common Control with Registrant

     Not applicable.

Item 30. Indemnification

     Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the following bylaw, which is in full force and effect and has not been modified or cancelled:

Article VI

     Section 2. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney’s fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland, the Securities act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     (b) Advances. Any current or former director or officer of the Corporation claiming indemnification within the scope of this Section 2 shall be entitled to advances from the corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the General Laws of the State of Maryland, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force.

     (c) Procedure. On the request of any current or former director or officer requesting indemnification or an advance under this Section 2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the General Laws of the State of Maryland, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Section 2 have been met.

     (d) Other Rights. The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

     Advance Capital Management, Inc. (Management) is a Michigan corporation established in 1986 for the purpose of providing investment management services. Management, a registered investment adviser with the Securities and Exchange Commission and the State of Michigan, is a wholly owned subsidiary of Advance Capital Group, Inc. (Group). Group also owns Advance Capital Services, Inc. (Services) a financial services company that is a licensed Financial Industry Regulatory Authority, Inc. broker-dealer. The owners of Group and the directors and officers of Services and Management are the same three individuals, Raymond A. Rathka, John C. Shoemaker, and Robert J. Cappelli. The address for all three companies is One Towne Square, Suite 444, Southfield, Michigan, 48076. The chart below shows the ownership and control of these three firms and of the Registrant as well.

Position	Group	Services	Management	Registrant

Owner(s)	Cappelli	Group	Group	Shareholders
Rathka
Shoemaker
ACG, ESOP
Directors	Cappelli	Cappelli	Cappelli	Ahern, J.A.
	Rathka	Rathka	Rathka	Burns, S.E.
	Shoemaker	Shoemaker	Shoemaker	Kostiz, C.M.
Loichle, J.E.
Saeli, T.L.
President	Theisen	Theisen	Kostiz	Kostiz
Vice President	Harkleroad	Harkleroad	Harkleroad	Harkleroad
	Katynski	Katynski	Katynski	Katynski
	Kostiz	Kostiz	Theisen	Theisen
CCO	Harkleroad	Harkleroad	Harkleroad	Harkleroad
Treasurer	Katynski	Katynski	Katynski	Katynski
Secretary	Harkleroad	Harkleroad	Harkleroad	Harkleroad
Asst. Secretary	Katynski	Katynski	Katynski	Katynski

Item 32. Principal Underwriter

     Advance Capital Services, Inc. (Services) is a Michigan corporation which was established in 1986 to provide financial services and broker-dealer services. Currently, it is not distributing securities for any other investment companies. The directors and officers of Services are identified in Item 25 above.

Item 33. Location of Accounts and Records

     (1) Advance Capital Management, Inc., One Towne Square, Suite 444, Southfield, Michigan, 48076 (records relating to its functions as investment adviser).

     (2) Advance Capital Services, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076 (records relating to its functions as distributor)

     (3) Advance Capital Group, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076 (records relating to its functions as administrator and transfer agent)

     (4) Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its functions as custodian).

Item 34. Management Services

     Not applicable.

Item 35. Undertakings

     None.

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Southfield, the State of Michigan, on April 30, 2016.

ADVANCE CAPITAL I, INC.

By:

/s/ CHRISTOPHER M. KOSTIZ

Christopher M. Kostiz, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on April 30, 2016.

Name	Title

/s/ CHRISTOPHER M. KOSTIZ	President and Director
Christopher M. Kostiz	(Principal executive officer)

/s/ JULIE A. KATYNSKI	Treasurer
Julie A. Katynski	(Principal accounting officer)

*	Director
Joseph A. Ahern

*	Director
Susan E. Burns

*	Director
Janice E. Loichle

*	Director
Thomas L. Saeli

*By:  /s/ CHRISTOPHER M. KOSTIZ

Christopher M. Kostiz, Attorney-in-fact

EXHIBIT INDEX

1.	Expense Limitation Agreement between the Registrant, with respect to the Retirement Income Portfolio, and Advance Capital Management, Inc.	EX.99.28(h)(2)

2.	Consent of Thompson Hine LLP	EX.99.28(i)

3.	Consent of Cohen Fund Audit Services, Ltd.	EX.99.28(j)